Schedule of Investments Dividend Growth Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.2%
Auto Components 1.9%
11,800	Aptiv PLC	$889,130
Banks 6.1%
17,500	Citigroup, Inc.	838,425
10,500	JPMorgan Chase & Co.	1,021,755
8,900	PNC Financial Services Group, Inc.	1,014,956
		2,875,136
Beverages 1.6%
15,800	Coca-Cola Co.	737,544
Capital Markets 2.2%
23,200	Morgan Stanley	1,025,440
Diversified Financial Services 2.0%
47,700	Equitable Holdings, Inc.	911,547
Electronic Equipment, Instruments & Components 4.2%
10,900	Amphenol Corp. Class A	1,052,504
40,700	Corning, Inc.	927,553
		1,980,057
Equity Real Estate Investment Trusts 6.0%
5,450	American Tower Corp.	1,407,027
1,980	Equinix, Inc.	1,381,307
		2,788,334
Food & Staples Retailing 2.5%
9,600	Walmart, Inc.	1,190,976
Food Products 2.2%
20,150	Mondelez International, Inc. Class A	1,050,218
Health Care Equipment & Supplies 4.9%
12,600	Baxter International, Inc.	1,134,126
7,000	STERIS PLC	1,161,230
		2,295,356
Hotels, Restaurants & Leisure 2.1%
11,100	Marriott International, Inc. Class A	982,350
Industrial Conglomerates 2.1%
6,800	Honeywell International, Inc.	991,780
Insurance 4.3%
5,600	Aon PLC Class A	1,102,920
7,600	Chubb Ltd.	926,744
		2,029,664
IT Services 3.8%
4,300	Automatic Data Processing, Inc.	629,907
8,300	Fidelity National Information Services, Inc.	1,152,289
		1,782,196
Life Sciences Tools & Services 2.6%
13,900	Agilent Technologies, Inc.	1,225,146
Machinery 3.8%
6,300	Caterpillar, Inc.	756,819
8,000	Stanley Black & Decker, Inc.	1,003,600
		1,760,419
Media 2.2%
25,700	Comcast Corp. Class A	1,017,720
Metals & Mining 5.2%
145,700	First Quantum Minerals Ltd.	853,978
36,700	Wheaton Precious Metals Corp.	1,578,100
		2,432,078
Multi-Utilities 2.4%
64,400	CenterPoint Energy, Inc.	1,145,032
Oil, Gas & Consumable Fuels 5.3%
52,100	Brigham Minerals, Inc. Class A	690,325
45,100	Devon Energy Corp.	487,531
12,500	EOG Resources, Inc.	637,125
37,900	Suncor Energy, Inc.	648,848
		2,463,829
Pharmaceuticals 9.5%
20,300	AstraZeneca PLC ADR	1,108,380
16,100	Bristol-Myers Squibb Co.	961,492
8,500	Eli Lilly & Co.	1,300,075
12,300	Novartis AG ADR	1,075,389
		4,445,336
Semiconductors & Semiconductor Equipment 12.1%
21,300	Applied Materials, Inc.	1,196,634
3,900	ASML Holding NV	1,285,089
16,100	Maxim Integrated Products, Inc.	928,648
15,500	QUALCOMM, Inc.	1,253,640
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,006,600
		5,670,611
Software 3.2%
8,200	Microsoft Corp.	1,502,650
Specialty Retail 2.8%
5,300	Home Depot, Inc.	1,316,944
Technology Hardware, Storage & Peripherals 3.2%
4,775	Apple, Inc.	1,518,163
Total Common Stocks (Cost $40,554,610)		46,027,656
Short-Term Investments 1.7%
Investment Companies 1.7%
814,421	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(a) (Cost $814,421)	814,421
Total Investments 99.9% (Cost $41,369,031)		46,842,077
Other Assets Less Liabilities 0.1%		39,503
Net Assets 100.0%		$46,881,580

(a)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$38,471,272	82.1%
Canada	2,226,948	4.8%
Netherlands	1,285,089	2.7%
United Kingdom	1,108,380	2.4%
Switzerland	1,075,389	2.3%
Taiwan	1,006,600	2.1%
Zambia	853,978	1.8%
Short-Term Investments and Other Assets-Net	853,924	1.8%
	$46,881,580	100.0%

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$46,027,656	$—	$—	$46,027,656
Short-Term Investments	—	814,421	—	814,421
Total Investments	$46,027,656	$814,421	$—	$46,842,077

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.0%
Australia 0.6%
123,925	Rio Tinto PLC	$6,720,994
Brazil 4.8%
2,134,200	Atacadao SA	7,394,891
1,614,541	B3 SA - Brasil Bolsa Balcao	13,781,523
1,397,031	Energisa SA	12,435,390
308,013	Localiza Rent a Car SA	2,221,079
206,835	Pagseguro Digital Ltd., Class A *(a)	6,562,875
1,676,400	Rumo SA *	7,077,805
		49,473,563
Canada 0.5%
439,389	Parex Resources, Inc. *	4,940,075
China 34.9%
7,989,000	3SBio, Inc. *(b)	9,481,881
3,216,750	A-Living Services Co. Ltd., H Shares (b)	17,221,844
270,078	Alibaba Group Holding Ltd. ADR *	56,011,476
272,674	Baozun, Inc. ADR *(a)	7,223,134
2,129,800	China Gas Holdings Ltd.	7,445,989
2,630,500	China Merchants Bank Co. Ltd., H Shares	12,318,538
2,988,000	China Mobile Ltd.	20,854,131
8,308,600	CNOOC Ltd.	9,250,238
7,835,600	Huatai Securities Co. Ltd., H Shares (b)	12,271,713
7,535,000	Industrial & Commercial Bank of China Ltd., H Shares	4,860,350
7,237,996	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	7,374,134
32,956	Kweichow Moutai Co. Ltd., Class A	6,302,853
322,230	Momo, Inc. ADR	6,251,262
3,234,023	NARI Technology Co. Ltd., Class A	8,377,430
14,944	NetEase, Inc. ADR	5,722,058
2,421,842	Ping An Insurance Group Co. of China Ltd., H Shares	23,901,298
3,680,480	Poly Developments and Holdings Group Co. Ltd., Class A	7,396,397
108,969	Prosus NV *(a)	9,092,620
2,010,600	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,768,207
2,184,966	Sinopharm Group Co. Ltd., H Shares	5,372,567
1,013,200	Sunny Optical Technology Group Co. Ltd.	13,384,723
3,133,297	Suofeiya Home Collection Co. Ltd., Class A	11,335,049
1,353,200	Tencent Holdings Ltd.	71,644,621
275,693	Trip.com Group Ltd. ADR *	7,325,163
562,000	Tsingtao Brewery Co. Ltd., H Shares	3,889,737
5,357,414	Yonghui Superstores Co. Ltd., Class A	6,987,671
1,799,800	Zhuzhou CRRC Times Electric Co. Ltd., H Shares	4,655,356
		361,720,440
Czech Republic 0.8%
3,776,477	Moneta Money Bank A/S (b)	8,398,664
Hong Kong 2.0%
638,000	AIA Group Ltd.	5,172,973
892,000	ASM Pacific Technology Ltd.	8,112,752
956,174	Link REIT	7,148,331
		20,434,056
Hungary 1.0%
482,854	Richter Gedeon Nyrt	10,553,001
India 9.6%
407,602	Apollo Hospitals Enterprise Ltd.	7,304,264
725,110	HDFC Bank Ltd.	9,082,065
208,954	Hero MotoCorp Ltd.	6,458,082
470,386	Housing Development Finance Corp. Ltd.	10,369,907
1,822,180	ICICI Bank Ltd.	7,952,251
1,378,252	JM Financial Ltd.	1,158,321
894,462	Mahindra & Mahindra Ltd.	5,162,160
193,327	Metropolis Healthcare Ltd. (b)	3,558,907
1,063,830	National Stock Exchange *(c)(d)(k)	11,761,659
2,246,525	Power Grid Corp. of India Ltd.	4,674,798
589,825	Reliance Industries Ltd.	11,466,355
317,356	Spandana Sphoorty Financial Ltd. *	2,035,301
302,230	Tata Consultancy Services Ltd.	7,917,444
166,162	UltraTech Cement Ltd.	8,515,071
122,114	United Breweries Ltd.	1,540,631
		98,957,216
Indonesia 0.6%
2,839,100	PT Bank Central Asia Tbk	5,042,755
6,670,000	PT Map Aktif Adiperkasa *	1,086,557
		6,129,312
Korea 11.6%
91,538	Com2uS Corp.	7,834,816
196,505	Coway Co. Ltd.	10,567,430
43,367	LG Chem Ltd. (a)	13,674,200
118,811	Orion Corp.	12,663,452
1,221,520	Samsung Electronics Co. Ltd.	50,006,915
223,655	SK Hynix, Inc.	14,718,303
63,830	SK Telecom Co. Ltd.	11,132,690
		120,597,806
Malaysia 0.5%
16,115,125	Inari Amertron Bhd	5,523,068
Mexico 1.5%
1,523,244	Fomento Economico Mexicano SAB de CV	10,306,773
1,731,177	Grupo Financiero Banorte SAB de CV, O Shares	5,273,670
		15,580,443

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Peru 1.0%
71,628	Credicorp Ltd.	$9,871,771
Philippines 1.2%
247,600	Ayala Corp.	3,656,282
2,946,000	Ayala Land, Inc.	1,862,347
222,280	GT Capital Holdings, Inc.	1,699,375
7,991,388	Metropolitan Bank & Trust Co.	5,557,030
		12,775,034
Poland 2.3%
336,195	Dino Polska SA *(b)	15,338,800
1,164,452	Powszechny Zaklad Ubezpieczen SA	8,676,256
		24,015,056
Russia 5.3%
3,349,838	Detsky Mir PJSC (b)(c)	4,715,513
1,834	LUKOIL PJSC ADR	138,082
262,580	LUKOIL PJSC ADR	19,728,880
1,749,012	Sberbank of Russia PJSC (c)	4,985,277
264,383	TCS Group Holding PLC (e)(c)	4,589,689
201,964	X5 Retail Group NV GDR (b)	5,929,663
369,240	Yandex NV Class A *	14,854,525
		54,941,629
South Africa 3.3%
455,357	Bid Corp. Ltd.	6,427,749
28,451	Capitec Bank Holdings Ltd. (f)	1,370,955
1,760,699	FirstRand Ltd.	4,043,418
641,095	JSE Ltd.	4,364,793
108,987	Naspers Ltd., N Shares	17,742,316
		33,949,231
Taiwan 11.4%
1,966,600	Accton Technology Corp.	15,817,949
613,000	Chailease Holding Co. Ltd.	2,378,501
1,296,000	Chilisin Electronics Corp.	4,126,481
1,377,100	Elite Material Co. Ltd.	6,765,104
515,400	eMemory Technology, Inc.	6,265,479
618,000	LandMark Optoelectronics Corp.	5,413,289
509,000	Parade Technologies Ltd.	14,579,184
5,061,839	Taiwan Semiconductor Manufacturing Co. Ltd.	49,227,543
5,392,000	Uni-President Enterprises Corp.	13,073,692
		117,647,222
Thailand 1.4%
3,523,000	CP ALL PCL (c)	7,807,969
13,931,322	Thai Beverage PCL	6,212,297
		14,020,266
Turkey 0.4%
954,818	Migros Ticaret AS *	4,682,060
United Arab Emirates 0.3%
469,849	Network International Holdings PLC *(b)	2,709,436
Total Common Stocks (Cost $941,686,729)		983,640,343
Rights 0.0%(g)
India 0.0%(g)
40,254	Reliance Industries Ltd. Expires 6/3/2020 (Cost $—)*	118,713
Warrants 0.7%
Hong Kong 0.7%
2,910,300	CICC Financial Trading Ltd. Expires 4/27/2023 (Cost $7,297,865)*(c)(f)	7,213,027
Short-Term Investments 5.0%
Investment Companies 5.0%
40,644,060	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(h)(i)	40,644,060
10,611,175	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(h)(j)	10,611,175
Total Short-Term Investments (Cost $51,255,235)		51,255,235
Total Investments 100.7% (Cost $1,000,239,829)		1,042,227,318
Liabilities Less Other Assets (0.7)%		(6,937,307)
Net Assets 100.0%		$1,035,290,011

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $10,733,153 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $79,626,421, which represents 7.7% of net assets of the Fund.
(c)	Security fair valued as of May 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2020 amounted to $41,073,134, which represents 4.0% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2020, these securities amounted to $4,589,689, which represents 0.4% of net assets of the Fund.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Represents 7-day effective yield as of May 31, 2020.
(i)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of $40,644,060.
(j)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

(k)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At	May 31, 2020, this security amounted to $11,761,659, which represents 1.1% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2020	Fair Value Percentage of Net Assets as of 5/31/2020
National Stock Exchange	4/16/2018	$15,536,312	1.1%	$11,761,659	1.1%
Total		$15,536,312	1.1%	$11,761,659	1.1%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$98,316,550	9.5%
Internet & Direct Marketing Retail	97,394,709	9.4%
Interactive Media & Services	92,750,408	9.0%
Banks	86,677,149	8.4%
Food & Staples Retailing	54,568,803	5.3%
Technology Hardware, Storage & Peripherals	50,006,915	4.8%
Oil, Gas & Consumable Fuels	45,642,343	4.4%
Capital Markets	43,338,009	4.2%
Insurance	37,750,527	3.6%
Wireless Telecommunication Services	31,986,821	3.1%
Electronic Equipment, Instruments & Components	29,799,376	2.9%
Beverages	28,252,291	2.7%
Food Products	25,737,144	2.5%
Household Durables	21,902,479	2.1%
Commercial Services & Supplies	17,221,844	1.7%
IT Services	17,189,755	1.7%
Electric Utilities	17,110,188	1.7%
Pharmaceuticals	16,321,208	1.6%
Health Care Providers & Services	16,235,738	1.6%
Communications Equipment	15,817,949	1.5%
Chemicals	13,674,200	1.3%
Diversified Financial Services	13,634,946	1.3%
Entertainment	13,556,874	1.3%
Electrical Equipment	13,032,786	1.2%
Automobiles	11,620,242	1.1%
Thrifts & Mortgage Finance	10,369,907	1.0%
Biotechnology	9,481,881	0.9%
Road & Rail	9,298,884	0.9%
Real Estate Management & Development	9,258,744	0.9%
Construction Materials	8,515,071	0.8%
Gas Utilities	7,445,989	0.7%
Equity Real Estate Investment Trusts	7,148,331	0.7%
Metals & Mining	6,720,994	0.6%
Specialty Retail	5,802,070	0.6%
Industrial Conglomerates	5,355,657	0.5%
Consumer Finance	2,035,301	0.2%
Short-Term Investments and Other Liabilities-Net	44,317,928	4.3%
	$1,035,290,011	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$6,720,994	$—	$6,720,994
China	352,627,820	9,092,620	—	361,720,440
Czech Republic	—	8,398,664	—	8,398,664
Hungary	—	10,553,001	—	10,553,001
India	87,195,557	—	11,761,659	98,957,216
Poland	—	24,015,056	—	24,015,056
Russia	20,922,270	34,019,359	—	54,941,629
South Africa	5,735,748	28,213,483	—	33,949,231
Thailand	6,212,297	7,807,969	—	14,020,266
Turkey	—	4,682,060	—	4,682,060
United Arab Emirates	—	2,709,436	—	2,709,436
Other Common Stocks(a)	362,972,350	—	—	362,972,350
Total Common Stocks	835,666,042	136,212,642	11,761,659	983,640,343
Rights(a)	118,713	—	—	118,713
Warrants(a)	—	7,213,027	—	7,213,027
Short-Term Investments	—	51,255,235	—	51,255,235
Total Investments	$835,784,755	$194,680,904	$11,761,659	$1,042,227,318

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2020
Investments in Securities: (000's omitted)
Common Stocks India	$13,839	$—	$—	$(2,077)	$—	$—	$—	$—	$11,762	$(2,077)
Total	$13,839	$—	$—	$(2,077)	$—	$—	$—	$—	$11,762	$(2,077)

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2020:

Asset class	Fair value at 5/31/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(c)
Common Stocks	$11,761,659	Market Approach	Market Comparables	$11.06 - $12.87	$11.06	Increase

(c)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 83.1%
Aerospace & Defense 2.3%
73,000	Lockheed Martin Corp.	$28,356,120
Banks 5.4%
246,000	Bank of America Corp.	5,933,520
334,400	JPMorgan Chase & Co. (a)	32,540,464
233,200	PNC Financial Services Group, Inc.	26,594,128
		65,068,112
Beverages 1.1%
284,000	Coca-Cola Co.	13,257,120
Capital Markets 0.7%
340,900	Virtu Financial, Inc. Class A	8,130,465
Chemicals 1.0%
371,000	Nutrien Ltd.	12,614,000
Construction & Engineering 1.6%
733,000	Ferrovial SA	19,975,572
Diversified Telecommunication Services 4.3%
1,180,000	TELUS Corp.	20,448,705
230,000	TELUS Corp.	3,992,800
472,000	Verizon Communications, Inc.	27,083,360
		51,524,865
Electric Utilities 4.2%
152,700	Evergy, Inc.	9,420,063
163,200	NextEra Energy, Inc. (a)	41,707,392
		51,127,455
Electrical Equipment 1.7%
242,000	Eaton Corp. PLC	20,545,800
Equity Real Estate Investment Trusts 12.8%
120,800	Alexandria Real Estate Equities, Inc.	18,569,376
342,200	Americold Realty Trust	12,219,962
58,500	Boston Properties, Inc.	5,029,830
139,000	Camden Property Trust	12,728,230
172,600	Crown Castle International Corp.	29,714,816
223,000	CyrusOne, Inc.	16,577,820
26,000	EastGroup Properties, Inc.	3,022,500
27,800	Equinix, Inc. (a)(b)	19,394,114
285,900	Equity LifeStyle Properties, Inc.	17,811,570
163,500	Prologis, Inc.	14,960,250
103,300	Terreno Realty Corp.	5,287,927
		155,316,395
Food & Staples Retailing 0.9%
83,000	Walmart, Inc.	10,296,980
Food Products 1.8%
660,000	Flowers Foods, Inc.	15,569,400
765,000	Tate & Lyle PLC	6,381,217
		21,950,617
Health Care Equipment & Supplies 1.0%
125,300	Medtronic PLC	12,352,074
Hotels, Restaurants & Leisure 1.0%
33,300	McDonald's Corp.	$6,204,456
82,300	Starbucks Corp.	6,418,577
		12,623,033
Household Products 0.9%
98,000	Procter & Gamble Co.	11,360,160
Insurance 2.0%
102,000	Chubb Ltd.	12,437,880
155,500	Progressive Corp.	12,079,240
		24,517,120
IT Services 2.4%
399,400	Paychex, Inc.	28,868,632
Machinery 1.6%
160,000	Caterpillar, Inc.	19,220,800
Metals & Mining 1.8%
414,450	Rio Tinto PLC ADR	22,347,144
Multi-Utilities 7.0%
174,800	Ameren Corp.	13,062,804
638,600	CenterPoint Energy, Inc.	11,354,308
362,300	Dominion Energy, Inc.	30,799,123
423,200	NiSource, Inc.	10,084,856
111,300	Sempra Energy	14,058,303
52,600	WEC Energy Group, Inc.	4,824,998
		84,184,392
Oil, Gas & Consumable Fuels 3.6%
140,000	Chevron Corp.	12,838,000
319,500	Pembina Pipeline Corp.	7,982,569
441,700	Suncor Energy, Inc.	7,561,904
220,000	Valero Energy Corp.	14,660,800
		43,043,273
Personal Products 1.1%
250,000	Unilever NV	12,880,000
Pharmaceuticals 8.3%
676,000	AstraZeneca PLC ADR	36,909,600
546,000	Bristol-Myers Squibb Co.	32,607,120
207,500	Johnson & Johnson	30,865,625
		100,382,345
Road & Rail 0.9%
372,000	Kyushu Railway Co.	10,537,902
Semiconductors & Semiconductor Equipment 5.9%
498,000	Maxim Integrated Products, Inc.	28,724,640
110,600	QUALCOMM, Inc.	8,945,328
252,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,683,160
177,000	Texas Instruments, Inc.	21,016,980
		71,370,108
Software 1.7%
114,700	Microsoft Corp. (a)	21,018,775
Specialty Retail 3.5%
195,000	Best Buy Co., Inc.	15,227,550
107,100	Home Depot, Inc.	26,612,208
		41,839,758

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Trading Companies & Distributors 2.0%
137,000	Watsco, Inc.	$24,373,670
Transportation Infrastructure 0.6%
1,771,137	Sydney Airport (c)	6,906,224
Total Common Stocks (Cost $813,635,813)		1,005,988,911
Preferred Stocks 0.5%
Machinery 0.5%
5,485	Stanley Black & Decker, Inc., 5.00%(d) (Cost $5,485,000)	5,731,825

PRINCIPAL AMOUNT
Convertible Bonds 12.3%
Airlines 0.1%
$935,000	Air Canada, 4.00%, due 7/1/2025(e)(f)(g)	935,000
Banks 0.1%
940,000	Hope Bancorp, Inc., 2.00%, due 5/15/2038	749,650
Biotechnology 1.0%
2,350,000	BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/2027(e)	2,508,295
10,565,000	Exact Sciences Corp., 0.38%, due 3/1/2028	9,924,669
		12,432,964
Communications Equipment 0.1%
995,000	Lumentum Holdings, Inc., 0.50%, due 12/15/2026(e)	995,120
Electronic Equipment, Instruments & Components 1.2%
16,000,000	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	14,657,462
Health Care Equipment & Supplies 0.4%
3,755,000	DexCom, Inc., 0.25%, due 11/15/2025(e)	3,715,214
1,410,000	Tandem Diabetes Care, Inc., 1.50%, due 5/1/2025(e)	1,433,018
		5,148,232
Health Care Providers & Services 1.1%
14,100,000	1Life Healthcare, Inc., 3.00%, due 6/15/2025(e)	13,768,223
Health Care Technology 0.3%
3,055,000	Teladoc Health, Inc., 1.25%, due 6/1/2027(e)	3,192,703
Independent Power & Renewable Electricity Producers 0.6%
6,910,000	NextEra Energy Partners L.P., 1.50%, due 9/15/2020(e)	7,151,235
Life Sciences Tools & Services 0.1%
1,400,000	NanoString Technologies, Inc., 2.63%, due 3/1/2025(e)	1,323,000
Machinery 0.2%
2,300,000	Fortive Corp., 0.88%, due 2/15/2022	2,195,823
Media 1.7%
	Liberty Media Corp.
11,700,000	2.13%, due 3/31/2048(e)	11,122,020
11,230,000	2.75%, due 12/1/2049(e)	10,131,427
		21,253,447
Metals & Mining 1.3%
13,765,000	Endeavour Mining Corp., 3.00%, due 2/15/2023(e)	16,139,463
Oil, Gas & Consumable Fuels 0.2%
940,000	EQT Corp., 1.75%, due 5/1/2026(e)	1,028,177
935,000	Pioneer Natural Resources Co., 0.25%, due 5/15/2025(e)	1,014,606
		2,042,783
Road & Rail 0.2%
2,820,000	Lyft, Inc., 1.50%, due 5/15/2025(e)	3,002,680
Semiconductors & Semiconductor Equipment 0.5%
6,540,000	SMART Global Holdings, Inc., 2.25%, due 2/15/2026(e)	5,777,028
Software 3.2%
5,400,000	Guidewire Software, Inc., 1.25%, due 3/15/2025	6,003,515
3,760,000	RealPage, Inc., 1.50%, due 5/15/2025	4,109,472
16,360,000	SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024(e)	16,922,429
8,700,000	Verint Systems, Inc., 1.50%, due 6/1/2021	8,662,910
3,630,000	Workiva, Inc., 1.13%, due 8/15/2026(e)	3,078,146
		38,776,472
Total Convertible Bonds (Cost $147,777,748)		149,541,285

NUMBER OF SHARES
Rights 0.0%(h)
Construction & Engineering 0.0%(h)
733,000	Ferrovial SA Expires 6/2/2020*(g) (Cost $247,026)	253,864
Short-Term Investments 4.2%
Investment Companies 4.2%
50,485,965	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(b)(i) (Cost $50,485,965)	50,485,965
Total Investments 100.1% (Cost $1,017,631,552)		1,212,001,850
Liabilities Less Other Assets (0.1)%(j)		(1,030,320)
Net Assets 100.0%		$1,210,971,530

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or options written with a total value of $62,554,964.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

(d)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2020.
(e)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2020, these securities amounted to $103,237,784, which represents 8.5% of net assets of the Fund.
(f)	When-issued security. Total value of all such securities at May 31, 2020 amounted to $935,000, which represents 0.1% of net assets of the Fund.
(g)	Security fair valued as of May 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2020 amounted to $1,188,864, which represents 0.1% of net assets of the Fund.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)	Represents 7-day effective yield as of May 31, 2020.
(j)	Includes the impact of the Fund's open positions in derivatives at May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$962,966,761	79.5%
United Kingdom	56,170,817	4.6%
Canada	53,534,978	4.4%
Australia	29,253,368	2.4%
Spain	20,229,436	1.7%
Cayman Islands	16,139,463	1.3%
Taiwan	12,683,160	1.1%
Japan	10,537,902	0.9%
Short-Term Investments and Other Liabilities -Net	49,455,645	4.1%
	$1,210,971,530	100.0%

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Equity Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	200	$(3,074,400)	$185	7/17/2020	$(10,000)
Crown Castle International Corp.	114	(1,962,624)	170	7/17/2020	(87,210)
Crown Castle International Corp.	150	(2,582,400)	195	10/16/2020	(49,500)
					(146,710)
Pharmaceuticals
AstraZeneca PLC ADR	250	(1,365,000)	60	10/16/2020	(48,750)
Software
Microsoft Corp.	100	(1,832,500)	180	6/19/2020	(60,000)
Microsoft Corp.	100	(1,832,500)	195	7/17/2020	(22,950)
					(82,950)
Specialty Retail
Best Buy Co., Inc.	150	(1,171,350)	110	9/18/2020	(9,675)
Home Depot, Inc.	100	(2,484,800)	280	8/21/2020	(25,550)
Home Depot, Inc.	100	(2,484,800)	285	9/18/2020	(27,500)
					(62,725)
Total calls					$(341,135)
Puts
Aerospace & Defense
Boeing Co.	50	$(729,250)	$280	8/21/2020	$(671,750)
Boeing Co.	50	(729,250)	230	9/18/2020	(428,250)
					(1,100,000)
Air Freight & Logistics
United Parcel Service, Inc.	150	(1,495,650)	85	7/17/2020	(12,300)
United Parcel Service, Inc.	150	(1,495,650)	85	8/21/2020	(33,900)
United Parcel Service, Inc.	69	(687,999)	80	9/18/2020	(12,179)
					(58,379)
Total puts					$(1,158,379)

Total options written (premium received $512,149)					$(1,499,514)

At May 31, 2020, the Fund had securities pledged in the amount of $44,703,756 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Construction & Engineering	$—	$19,975,572	$—	$19,975,572
Food Products	15,569,400	6,381,217	—	21,950,617
Other Common Stocks(a)	964,062,722	—	—	964,062,722
Total Common Stocks	979,632,122	26,356,789	—	1,005,988,911
Preferred Stocks(a)	5,731,825	—	—	5,731,825
Convertible Bonds(a)	—	149,541,285	—	149,541,285
Rights(a)	—	253,864	—	253,864
Short-Term Investments	—	50,485,965	—	50,485,965
Total Investments	$985,363,947	$226,637,903	$—	$1,212,001,850

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,499,514)	$—	$—	$(1,499,514)
Total	$(1,499,514)	$—	$—	$(1,499,514)

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.4%
Banks 1.6%
101,600	First Republic Bank	$10,990,072
Capital Markets 0.9%
18,700	S&P Global, Inc.	6,077,874
Chemicals 5.2%
64,200	Ecolab, Inc.	13,647,636
105,200	Linde PLC	21,286,168
		34,933,804
Commercial Services 0.3%
286,288	LegalZoom.com, Inc. *(a)(b)(e)	2,255,606
Diversified Telecommunication Services 2.0%
234,600	Cellnex Telecom SA (c)	13,162,985
Electronic Equipment, Instruments & Components 1.5%
95,800	Keysight Technologies, Inc. *	10,358,854
Equity Real Estate Investment Trusts 3.8%
54,600	Equity LifeStyle Properties, Inc.	3,401,580
241,200	Prologis, Inc.	22,069,800
		25,471,380
Food Products 2.7%
168,100	Nestle SA	18,251,794
Household Products 2.7%
154,400	Procter & Gamble Co.	17,898,048
Industrial Conglomerates 1.6%
28,100	Roper Technologies, Inc.	11,065,780
Internet & Direct Marketing Retail 10.0%
77,800	Alibaba Group Holding Ltd. ADR *	16,134,942
13,600	Amazon.com, Inc. *	33,216,232
11,000	Booking Holdings, Inc. *	18,033,620
		67,384,794
IT Services 14.9%
1,700	Adyen NV *(c)	2,232,422
61,300	EPAM Systems, Inc. *	14,138,232
207,838	Fidelity National Information Services, Inc.	28,854,150
67,100	MasterCard, Inc. Class A	20,189,719
153,512	Visa, Inc. Class A	29,971,683
24,100	Wix.com Ltd. *	5,358,153
		100,744,359
Life Sciences Tools & Services 1.0%
45,600	IQVIA Holdings, Inc. *	6,818,112
Personal Products 4.7%
73,100	Estee Lauder Cos., Inc. Class A	14,435,057
57,800	L'Oreal SA	16,953,397
		31,388,454
Pharmaceuticals 2.0%
96,800	Zoetis, Inc.	13,492,952
Professional Services 6.8%
228,000	IHS Markit Ltd.	15,836,880
223,600	TransUnion	19,294,444
60,900	Verisk Analytics, Inc.	10,516,212
		45,647,536
Semiconductors & Semiconductor Equipment 4.2%
86,500	ASML Holding NV	28,502,615
Software 18.6%
44,200	Adobe, Inc. *	17,087,720
10,202	Avidxchange, Inc. *(a)(b)(e)	500,020
25,000	Constellation Software, Inc.	28,418,673
59,400	Fair Isaac Corp. *	23,917,410
34,500	Intuit, Inc.	10,016,040
178,600	Microsoft Corp.	32,728,450
32,600	ServiceNow, Inc. *	12,646,518
		125,314,831
Textiles, Apparel & Luxury Goods 8.9%
47,500	LVMH Moet Hennessy Louis Vuitton SE	19,927,455
82,800	Moncler SpA *	3,102,596
264,900	NIKE, Inc. Class B	26,113,842
147,800	Puma SE *	10,633,049
		59,776,942
Trading Companies & Distributors 2.0%
142,700	IMCD NV	13,456,293

Total Common Stocks (Cost $550,837,483)		642,993,085
Preferred Stocks 0.8%
Food Products 0.5%
250,000	Sweetgreen, Inc. Ser. D *(a)(b)(e)	2,500,000
27,151	Sweetgreen, Inc. Ser. I *(a)(b)(e)	464,282
		2,964,282
Software 0.3%
40,808	Avidxchange, Inc. Ser. F *(a)(b)(e)	2,000,082
Total Preferred Stocks (Cost $5,464,363)		4,964,364

NUMBER OF UNITS
Preferred Units 0.5%
Software 0.5%
1,114,607	Disco Topco Holdings (Cayman) L.P. (Cost $3,333,333)*(a)(b)(e)	3,688,011

NUMBER OF SHARES
Short-Term Investments 3.4%
Investment Companies 3.4%
22,678,380	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(d) (Cost $22,678,380)	22,678,380
Total Investments 100.1% (Cost $582,313,559)		$674,323,840
Liabilities Less Other Assets (0.1)%		(562,433)
Net Assets 100.0%		$673,761,407

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

*	Non-income producing security.
(a)	Security fair valued as of May 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2020 amounted to $11,408,001, which represents 1.7% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $15,395,407, which represents 2.3% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2020.
(e)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At May 31, 2020, these securities amounted to $11,408,001, which represents 1.7% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2020	Fair Value Percentage of Net Assets as of 5/31/2020
Avidxchange, Inc.	4/7/2020	$500,020	0.1%	$500,020	0.1%
Avidxchange, Inc. (Ser. F Preferred Shares)	4/7/2020	2,000,082	0.3%	2,000,082	0.3%
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019 – 2/18/2020	3,333,333	0.5%	3,688,011	0.5%
LegalZoom.com, Inc.	8/22/2018	2,819,507	0.4%	2,255,606	0.3%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	3,000,000	0.4%	2,500,000	0.4%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	464,282	0.1%	464,282	0.1%
Total		$12,117,224	1.8%	$11,408,001	1.7%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$454,224,918	67.4%
Netherlands	44,191,330	6.5%
France	36,880,852	5.5%
Canada	28,418,673	4.2%
United Kingdom	21,286,168	3.2%
Switzerland	18,251,794	2.7%
China	16,134,942	2.4%
Spain	13,162,985	1.9%
Germany	10,633,049	1.6%
Israel	5,358,153	0.8%
Italy	3,102,596	0.5%
Short-Term Investments and Other Liabilities -Net	22,115,947	3.3%
	$673,761,407	100.0%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$2,255,606	$2,255,606
Diversified Telecommunication Services	—	13,162,985	—	13,162,985
Food Products	—	18,251,794	—	18,251,794
Personal Products	14,435,057	16,953,397	—	31,388,454
Software	124,814,811	—	500,020	125,314,831
Textiles, Apparel & Luxury Goods	26,113,842	33,663,100	—	59,776,942
Trading Companies & Distributors	—	13,456,293	—	13,456,293
Other Common Stocks(a)	379,386,180	—	—	379,386,180
Total Common Stocks	544,749,890	95,487,569	2,755,626	642,993,085
Preferred Stocks(a)	—	—	4,964,364	4,964,364
Preferred Units(a)	—	—	3,688,011	3,688,011
Short-Term Investments	—	22,678,380	—	22,678,380
Total Investments	$544,749,890	$118,165,949	$11,408,001	$674,323,840

(a) The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

(b)  The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2020
Investments in Securities: (000’s omitted)
Common Stocks
Commercial Services	$2,820	$—	$—	$(564)	$—	$—	$—	$—	$2,256	$(564)
Software	—	—	—	—	2,000	—	—	—	2,000	—
Preferred Stocks
Food Products	3,000	—	—	(500)	464	—	—	—	2,964	(500)
Software	—	—	—	—	500	—	—	—	500	—
Preferred Units
Software	—	—	—	355	3,333	—	—	—	3,688	355
Total	$5,820	$—	$—	$(709)	$6,297	$—	$—	$—	$11,408	$(709)

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2020.

Asset class	Fair value at 5/31/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(c)
Common Stocks	$500,020	Market Approach	Transaction Price	$39.21 – $49.01	$49.01	Increase
Common Stocks	2,255,606	Market Approach	Market Comparables	7.88 – 9.85	7.88	Increase
Preferred Stocks	2,000,082	Market Approach	Market Comparables	49.01	49.01	Increase
Preferred Stocks	2,500,000	Market Approach	Market Comparables	10.00 - 17.10	10.00	Increase
Preferred Stocks	464,282	Market Approach	Transaction Price	17.10	17.10	Increase
Preferred Units	3,688,011	Market Approach	Transaction Price	2.90 - 3.31	3.31	Increase

(c)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 99.0%
Air Freight & Logistics 0.4%
850,609	Forward Air Corp.	$42,258,255
Airlines 0.5%
445,199	Allegiant Travel Co.	47,435,953
Auto Components 2.6%
2,210,691	Fox Factory Holding Corp. *(a)	159,412,928
964,521	LCI Industries	95,420,063
		254,832,991
Banks 8.7%
1,809,507	Bank of Hawaii Corp.	116,405,585
890,438	BOK Financial Corp.	45,358,912
1,819,804	Columbia Banking System, Inc.	44,330,425
1,662,712	Community Bank System, Inc.	98,798,347
1,213,938	Cullen/Frost Bankers, Inc.	92,222,870
4,386,662	CVB Financial Corp.	85,583,776
3,690,040	First Financial Bankshares, Inc.	113,062,826
3,363,224	First Hawaiian, Inc.	58,015,614
2,032,759	Glacier Bancorp, Inc.	83,729,343
670,034	Lakeland Financial Corp.	28,603,751
1,340,818	Prosperity Bancshares, Inc.	87,676,089
		853,787,538
Biotechnology 2.0%
2,719,031	Abcam PLC	50,537,925
1,809,480	Emergent BioSolutions, Inc. *	151,073,485
		201,611,410
Building Products 1.3%
2,276,994	AAON, Inc.	123,344,765
Capital Markets 4.4%
1,049,137	Artisan Partners Asset Management, Inc. Class A	30,393,499
152,895	FactSet Research Systems, Inc.	47,016,742
638,840	Hamilton Lane, Inc. Class A	46,743,923
1,112,138	Houlihan Lokey, Inc.	67,262,106
482,863	MarketAxess Holdings, Inc.	245,579,293
		436,995,563
Chemicals 2.2%
496,395	Chase Corp. (a)	49,465,762
107,144	NewMarket Corp.	46,728,712
681,574	Quaker Chemical Corp.	116,446,918
		212,641,392
Commercial Services & Supplies 3.8%
1,559,475	IAA, Inc. *	63,938,475
1,062,508	MSA Safety, Inc.	126,374,701
2,960,386	Rollins, Inc.	123,744,135
727,820	Tetra Tech, Inc.	57,424,998
		371,482,309
Communications Equipment 1.3%
4,615,016	NetScout Systems, Inc. *(a)	126,774,490
Construction & Engineering 0.7%
578,091	Valmont Industries, Inc.	65,902,374
Construction Materials 0.6%
920,929	Eagle Materials, Inc.	61,481,220
Containers & Packaging 1.2%
1,044,494	AptarGroup, Inc.	116,346,187
Distributors 3.3%
1,221,919	Pool Corp.	328,720,649
Diversified Consumer Services 1.0%
910,750	Bright Horizons Family Solutions, Inc. *	101,894,710
Electronic Equipment, Instruments & Components 6.0%
1,873,205	Cognex Corp.	106,285,652
718,547	Littelfuse, Inc.	116,756,702
1,372,032	Novanta, Inc. *	140,921,407
1,139,186	Rogers Corp. *(a)	123,328,276
412,762	Zebra Technologies Corp. Class A *	107,862,966
		595,155,003
Energy Equipment & Services 0.4%
1,276,769	Cactus, Inc. Class A	24,360,753
3,444,836	Pason Systems, Inc.	17,844,250
		42,205,003
Food & Staples Retailing 0.5%
1,235,168	Grocery Outlet Holding Corp. *	45,466,534
Food Products 1.3%
344,790	J & J Snack Foods Corp.	44,350,338
520,520	Lancaster Colony Corp.	79,878,999
		124,229,337
Health Care Equipment & Supplies 8.5%
120,854	Atrion Corp. (a)	77,587,059
2,013,309	Haemonetics Corp. *	220,819,731
349,092	Heska Corp. *	30,695,660
497,278	IDEXX Laboratories, Inc. *	153,599,229
707,574	Neogen Corp. *	50,393,420
1,391,744	West Pharmaceutical Services, Inc.	300,672,374
		833,767,473
Health Care Providers & Services 2.6%
441,505	Chemed Corp.	211,264,558
735,984	National Research Corp.	41,745,012
68,577	U.S. Physical Therapy, Inc.	5,084,299
		258,093,869
Health Care Technology 0.4%
855,875	Simulations Plus, Inc.	43,367,186
Hotels, Restaurants & Leisure 0.8%
1,468,009	Texas Roadhouse, Inc.	76,116,267
Household Products 2.3%
1,541,985	Church & Dwight Co., Inc.	115,756,814
600,392	WD-40 Co.	115,185,205
		230,942,019
Insurance 1.8%
1,128,645	AMERISAFE, Inc. (a)	69,276,230
1,323,706	RLI Corp.	104,519,826
		173,796,056

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
IT Services 1.8%
575,160	Computer Services, Inc.	$28,723,490
803,509	Jack Henry & Associates, Inc.	145,322,638
		174,046,128
Life Sciences Tools & Services 3.2%
904,028	Bio-Techne Corp.	239,386,614
476,102	ICON PLC *	80,199,382
		319,585,996
Machinery 5.4%
1,518,792	Graco, Inc.	73,220,962
351,554	Kadant, Inc.	34,040,974
476,615	Lindsay Corp.	44,763,681
600,783	Nordson Corp.	113,157,478
974,642	RBC Bearings, Inc. *	137,083,397
1,865,427	Toro Co.	132,575,897
		534,842,389
Media 3.4%
83,382	Cable One, Inc.	157,332,662
2,186,084	Gray Television, Inc. *	30,474,011
1,411,508	Nexstar Media Group, Inc. Class A	117,592,731
1,020,540	TechTarget, Inc. *	28,054,645
		333,454,049
Multiline Retail 0.6%
615,940	Ollie's Bargain Outlet Holdings, Inc. *	56,327,713
Professional Services 1.8%
2,383,207	Exponent, Inc.	176,929,288
Real Estate Management & Development 1.0%
1,025,749	FirstService Corp.	95,733,154
Semiconductors & Semiconductor Equipment 5.1%
1,109,817	Cabot Microelectronics Corp.	160,768,091
2,998,380	Lattice Semiconductor Corp. *	74,569,711
822,816	MKS Instruments, Inc.	86,914,054
1,693,847	Power Integrations, Inc. (a)	183,528,322
		505,780,178
Software 13.0%
1,411,412	Altair Engineering, Inc. Class A *	55,172,095
1,897,046	Aspen Technology, Inc. *	200,403,939
632,603	Fair Isaac Corp. *	254,717,598
2,628,494	Manhattan Associates, Inc. *	232,358,870
1,697,176	Model N, Inc. *	54,513,293
1,650,789	Qualys, Inc. *	190,368,988
744,755	SPS Commerce, Inc. *	50,762,501
638,620	Tyler Technologies, Inc. *	239,680,472
		1,277,977,756
Specialty Retail 3.1%
918,973	Asbury Automotive Group, Inc. *	66,423,368
1,343,721	Floor & Decor Holdings, Inc. Class A *	69,873,492
470,377	Lithia Motors, Inc. Class A	56,722,762
849,219	Monro, Inc.	46,791,967
506,184	Tractor Supply Co.	61,764,572
		301,576,161
Trading Companies & Distributors 2.0%
524,832	Applied Industrial Technologies, Inc.	30,440,256
1,476,082	Richelieu Hardware Ltd. (b)	30,436,117
564,635	SiteOne Landscape Supply, Inc. *	60,026,347
417,407	Watsco, Inc.	74,260,879
		195,163,599
Total Common Stocks (Cost $5,017,761,208)		9,740,064,964
Short-Term Investments 1.1%
Investment Companies 1.1%
5,620,854	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(c)	5,620,854
101,857,785	State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.15%(c)	101,857,785
Total Short-Term Investments (Cost $107,478,639)		107,478,639
Total Investments 100.1% (Cost $5,125,239,847)		9,847,543,603
Liabilities Less Other Assets (0.1)%		(5,881,094)
Net Assets 100.0%		$9,841,662,509

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Security fair valued as of May 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2020 amounted to $30,436,117, which represents 0.3% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Energy Equipment & Services	$24,360,753	$17,844,250	$—	$42,205,003
Trading Companies & Distributors	164,727,482	30,436,117	—	195,163,599
Other Common Stocks(a)	9,502,696,362	—	—	9,502,696,362
Total Common Stocks	9,691,784,597	48,280,367	—	9,740,064,964
Short-Term Investments	—	107,478,639	—	107,478,639
Total Investments	$9,691,784,597	$155,759,006	$—	$9,847,543,603

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

§	Investments in Affiliates(a):

	Value at August 31, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons		Shares Held at May 31, 2020	Value at May 31, 2020
Genesis AMERISAFE, Inc.	$71,485,442	$10,255,142	$4,341,486	$(8,388,394)	$265,526	$4,780,028		1,128,645	$69,276,230
Atrion Corp.	90,448,603	6,001,858	3,359,423	(16,203,694)	699,715	538,546		120,854	77,587,059
Chase Corp.	51,955,050	1,222,124	3,161,345	(78,258)	(471,809)	414,728		496,395	49,465,762
Fox Factory Holding Corp.	164,784,728	5,585,673	11,904,618	(1,558,712)	2,505,857	-	*	2,210,691	159,412,928
NetScout Systems, Inc.	88,986,761	19,809,921	4,062,164	23,393,188	(1,353,216)	-	*	4,615,016	126,774,490
Power Integrations, Inc.	176,585,146	-	27,766,431	20,603,647	14,105,960	1,069,123		1,693,847	183,528,322
Rogers Corp.	165,204,676	386,522	13,146,203	(32,809,798)	3,693,079	-	*	1,139,186	123,328,276
Sub-total for affiliates held as of 5/31/20(b)	$809,450,406	$43,261,240	$67,741,670	$(15,042,021)	$19,445,112	$6,802,425			$789,373,067
Exponent, Inc.	$185,349,136	$572,187	$16,242,175	$(6,388,311)	$13,638,451	$1,292,931		2,383,207	$176,929,288
U.S. Physical Therapy, Inc.	98,752,193	1,034,497	62,138,746	(53,000,837)	20,437,192	355,369		68,577	5,084,299
Sub-total for securities no longer affiliated as of 5/31/20(c)	$284,101,329	$1,606,684	$78,380,921	$(59,389,148)	$34,075,643	$1,648,300			$182,013,587
Total	$1,093,551,735	$44,867,924	$146,122,591	$(74,431,169)	$53,520,755	$8,450,725			$971,386,654

(a)  Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)  At May 31, 2020, these securities amounted to approximately 8.02% of net assets of the Fund.

(c)  At May 31, 2020, the issuers of these securities were no longer affiliated with the Fund.

* Non-income producing security.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 96.2%
Australia 5.2%
5,232	Dexus	$31,386
3,153	Goodman Group	32,302
15,030	Mirvac Group	23,543
		87,231
Belgium 2.0%
1,019	Shurgard Self Storage SA	33,402
Canada 3.5%
424	Allied Properties Real Estate Investment Trust	12,318
494	Brookfield Asset Management, Inc. Class A	15,510
439	Canadian Apartment Properties REIT	14,967
1,992	Summit Industrial Income REIT	15,206
		58,001
France 1.0%
200	ARGAN SA	17,662
Germany 1.0%
134	LEG Immobilien AG*	16,767
Hong Kong 4.3%
3,904	Sun Hung Kai Properties Ltd.	44,824
12,250	Swire Properties Ltd.	27,277
		72,101
Japan 14.0%
8	Comforia Residential REIT, Inc.	24,183
33	Japan Hotel REIT Investment Corp.	13,724
5	Japan Real Estate Investment Corp.	27,261
2,280	Mitsubishi Estate Co. Ltd.	36,215
2,461	Mitsui Fudosan Co. Ltd.	47,317
7	Mitsui Fudosan Logistics Park, Inc.	30,442
4	Nippon Accommodations Fund, Inc.	24,220
1,600	Nomura Real Estate Holdings, Inc.	29,583
		232,945
Singapore 1.3%
10,335	CapitaLand Ltd. *	21,141
Spain 0.8%
1,551	Merlin Properties Socimi SA	13,067
Sweden 1.0%
1,333	Hufvudstaden AB, A Shares	17,193
United Kingdom 8.1%
3,614	Safestore Holdings PLC	29,946
6,300	Segro PLC	65,467
3,662	UNITE Group PLC	39,360
		134,773
United States 54.0%
1,000	American Homes 4 Rent Class A	25,240
381	American Tower Corp.	98,363
459	Apartment Investment & Management Co. Class A	16,923
109	Boston Properties, Inc.	9,372
189	Camden Property Trust	17,307
420	Crown Castle International Corp.	72,307
355	CyrusOne, Inc.	26,391
359	Digital Realty Trust, Inc.	51,538
567	Douglas Emmett, Inc.	16,647
757	Duke Realty Corp.	26,101
102	Equinix, Inc.	71,158
804	Equity LifeStyle Properties, Inc.	50,089
581	Equity Residential	35,185
113	Essex Property Trust, Inc.	27,433
182	Extra Space Storage, Inc.	17,609
605	Healthcare Trust of America, Inc. Class A	16,014
839	Healthpeak Properties, Inc.	20,673
273	Highwoods Properties, Inc.	10,448
650	Invitation Homes, Inc.	17,095
370	National Retail Properties, Inc.	11,614
227	Omega Healthcare Investors, Inc.	7,069
680	Prologis, Inc.	62,220
210	Public Storage	42,575
667	Regency Centers Corp.	28,541
160	SBA Communications Corp.	50,261
247	Simon Property Group, Inc.	14,252
349	Spirit Realty Capital, Inc.	9,922
488	Welltower, Inc.	24,727
1,134	Weyerhaeuser Co.	22,896
		899,970
Total Common Stocks (Cost $1,668,860)		1,604,253
Short-Term Investments 5.9%
Investment Companies 5.9%
97,921	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(a) (Cost $97,921)	97,921
Total Investments 102.1% (Cost $1,766,781)		1,702,174
Liabilities Less Other Assets (2.1)%		(34,679)
Net Assets 100.0%		$1,667,495

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$517,377	31.0%
Industrial & Office REITs	392,998	23.6%
Residential REITs	315,545	18.9%
Real Estate Holding & Development	255,827	15.3%
Retail REITs	64,329	3.9%
Diversified REITs	44,453	2.7%
Hotel & Lodging REITs	13,724	0.8%
Short-Term Investments and Other Liabilities-Net	63,242	3.8%
	$1,667,495	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Belgium	$—	$33,402	$—	$33,402
France	—	17,662	—	17,662
Germany	—	16,767	—	16,767
Spain	—	13,067	—	13,067
Sweden	—	17,193	—	17,193
United Kingdom	—	134,773	—	134,773
Other Common Stocks(a)	1,371,389	—	—	1,357,665
Total Common Stocks	1,371,389	232,864	—	1,604,253
Short-Term Investments	—	97,921	—	97,921
Total Investments	$1,371,389	$330,785	$—	$1,702,174

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 97.5%
Air Freight & Logistics 2.4%
39,193	ZTO Express Cayman, Inc. ADR	$1,278,476
Auto Components 1.8%
354,000	Minth Group Ltd.	961,324
Automobiles 3.7%
780,000	Brilliance China Automotive Holdings Ltd.	682,242
1,524,000	Guangzhou Automobile Group Co. Ltd., H Shares	1,252,387
		1,934,629
Banks 2.1%
235,500	China Merchants Bank Co. Ltd., H Shares	1,102,838
Beverages 6.2%
274,000	China Resources Beer Holdings Co. Ltd.	1,451,035
9,200	Kweichow Moutai Co. Ltd. Class A	1,759,505
		3,210,540
Biotechnology 0.7%
117,000	Akeso, Inc.*(a)	387,157
Commercial Services & Supplies 2.3%
2,356,370	China Everbright International Ltd.	1,209,876
Construction Materials 6.7%
193,500	Anhui Conch Cement Co. Ltd. Class A	1,538,121
1,760,000	China National Building Material Co. Ltd., H Shares	1,975,360
		3,513,481
Diversified Consumer Services 3.5%
15,268	New Oriental Education & Technology Group, Inc. ADR*	1,831,549
Electronic Equipment, Instruments & Components 2.1%
10,000	Sunny Optical Technology Group Co. Ltd.	132,103
471,231	Zhejiang Dahua Technology Co. Ltd. Class A	981,292
		1,113,395
Food Products 7.5%
468,282	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,864,451
588,000	Tingyi Cayman Islands Holding Corp.	1,010,406
279,239	Wens Foodstuffs Group Co. Ltd. Class A	1,032,844
		3,907,701
Household Durables 7.9%
332,481	Gree Electric Appliances, Inc. of Zhuhai Class A	2,649,388
628,168	Haier Smart Home Co. Ltd. Class A	1,454,907
		4,104,295
Insurance 9.2%
624,000	China Pacific Insurance Group Co. Ltd., H Shares	1,714,661
785,400	China Taiping Insurance Holdings Co. Ltd.	1,165,207
196,500	Ping An Insurance Group Co. of China Ltd., H Shares	1,939,270
		4,819,138
Interactive Media & Services 9.8%
97,000	Tencent Holdings Ltd.	5,135,625
Internet & Direct Marketing Retail 9.7%
201,000	Alibaba Group Holding Ltd.*	5,038,289
Machinery 4.7%
1,414,000	Weichai Power Co. Ltd., H Shares	2,448,027
Oil, Gas & Consumable Fuels 2.1%
2,312,000	China Petroleum & Chemical Corp., H Shares	1,070,771
Pharmaceuticals 4.4%
1,178,000	CSPC Pharmaceutical Group Ltd.	2,306,913
Real Estate Management & Development 6.1%
588,000	China Resources Land Ltd.	2,317,409
1,170,000	CIFI Holdings Group Co. Ltd.	840,728
		3,158,137
Road & Rail 1.0%
539,000	Daqin Railway Co. Ltd. Class A	514,440
Textiles, Apparel & Luxury Goods 3.6%
155,900	Shenzhou International Group Holdings Ltd.	1,853,343
Total Common Stocks (Cost $53,645,915)		50,899,944
Short-Term Investments 3.1%
Investment Companies 3.1%
1,607,039	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(b) (Cost $1,607,039)	1,607,039
Total Investments 100.6% (Cost $55,252,954)		52,506,983
Liabilities Less Other Assets (0.6)%		(311,704)
Net Assets 100.0%		$52,195,279

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $387,157, which represents 0.7% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$50,899,944	$—	$—	$50,899,944
Short-Term Investments	—	1,607,039	—	1,607,039
Total Investments	$50,899,944	$1,607,039	$—	$52,506,983

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.2%
Aerospace & Defense 1.4%
95,210	L3Harris Technologies, Inc.	$18,989,634
Biotechnology 0.9%
129,330	Gilead Sciences, Inc.	10,065,754
40,284	Moderna, Inc. *(a)	2,477,466
		12,543,220
Capital Markets 8.4%
44,815	BlackRock, Inc.	23,691,001
382,795	Blackstone Group, Inc. Class A	21,742,756
519,660	Brookfield Asset Management, Inc. Class A	16,296,538
104,000	CME Group, Inc.	18,990,400
39,800	S&P Global, Inc.	12,935,796
332,380	Tradeweb Markets, Inc. Class A	21,923,785
		115,580,276
Chemicals 3.1%
58,675	Air Products & Chemicals, Inc.	14,178,814
420,700	Ashland Global Holdings, Inc.	28,254,212
		42,433,026
Commercial Services 1.2%
2,176,736	LegalZoom.com, Inc. *(b)(c)(k)	17,150,068
Commercial Services & Supplies 1.0%
133,070	Waste Management, Inc.	14,205,222
Communications Equipment 0.9%
90,000	Motorola Solutions, Inc.	12,179,700
Electric Utilities 2.3%
121,000	NextEra Energy, Inc.	30,922,760
Electronic Equipment, Instruments & Components 1.9%
235,000	CDW Corp.	26,063,850
Entertainment 3.9%
413,915	Activision Blizzard, Inc.	29,793,602
131,000	Spotify Technology SA *	23,701,830
		53,495,432
Food & Staples Retailing 3.1%
74,620	Costco Wholesale Corp. (d)	23,018,031
151,000	Walmart, Inc.	18,733,060
		41,751,091
Food Products 0.7%
288,800	Act II Global Acquisition Corp. *	2,913,992
130,000	Mondelez International, Inc. Class A	6,775,600
		9,689,592
Gas Utilities 0.2%
50,000	Brookfield Infrastructure Corp. Class A (a)	2,170,000
Health Care Equipment & Supplies 5.5%
180,350	Baxter International, Inc. (d)	16,233,303
91,305	Becton, Dickinson & Co.	22,545,944
19,530	Intuitive Surgical, Inc. *	11,327,986
256,320	Medtronic PLC	25,268,026
		75,375,259
Health Care Providers & Services 3.3%
51,580	Humana, Inc.	21,181,327
78,810	UnitedHealth Group, Inc.	24,025,228
		45,206,555
Hotels, Restaurants & Leisure 2.9%
65,000	Dunkin' Brands Group, Inc.	4,151,550
191,000	McDonald's Corp.	35,587,120
		39,738,670
Industrial Conglomerates 0.5%
45,700	Honeywell International, Inc.	6,665,345
Insurance 0.1%
32,900	Selectquote, Inc. *	905,408
Interactive Media & Services 7.4%
44,645	Alphabet, Inc. Class A *(d)	63,999,500
167,540	Facebook, Inc. Class A *	37,711,579
		101,711,079
Internet & Direct Marketing Retail 7.3%
47,620	Alibaba Group Holding Ltd. ADR *	9,875,912
22,500	Amazon.com, Inc. *	54,953,325
447,790	Chewy, Inc. Class A *(a)	19,899,788
185,840	Expedia Group, Inc.	14,770,563
		99,499,588
IT Services 4.6%
287,787	Druva Technologies Pte. Ltd. Ser.4 Preference Shares *(b)(c)(k)	1,350,003
47,150	PayPal Holdings, Inc. *	7,308,722
146,670	Visa, Inc. Class A (d)	28,635,851
169,005	WEX, Inc. *	25,026,260
		62,320,836
Leisure Products 0.2%
50,000	Peloton Interactive, Inc. Class A *	2,109,500
Life Sciences Tools & Services 1.4%
56,160	Thermo Fisher Scientific, Inc.	19,610,510
Multi-Utilities 1.3%
450,000	Brookfield Infrastructure Partners LP	18,297,000
Oil, Gas & Consumable Fuels 0.1%
329	Venture Global LNG, Inc. Ser. C *(b)(c)(k)	1,612,100
Pharmaceuticals 1.6%
146,325	Johnson & Johnson	21,765,844
Professional Services 4.6%
192,165	Equifax, Inc.	29,508,857
475,400	IHS Markit Ltd.	33,021,284
		62,530,141
Road & Rail 1.3%
100,880	Union Pacific Corp.	17,135,477
Software 14.2%
60,000	Adobe, Inc. *	23,196,000
48,968	Avidxchange, Inc. *(b)(c)(k)	2,400,020

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
22,510	Intuit, Inc.	$6,535,103
400,000	Microsoft Corp. (d)	73,300,000
186,000	salesforce.com, Inc. *	32,510,940
84,410	ServiceNow, Inc. *	32,745,171
96,560	Workday, Inc. Class A *	17,712,001
75,365	Zendesk, Inc. *	6,462,549
		194,861,784
Specialty Retail 2.3%
127,500	Home Depot, Inc.	31,681,200
Technology Hardware, Storage & Peripherals 3.8%
163,000	Apple, Inc.	51,824,220
Textiles, Apparel & Luxury Goods 2.0%
280,000	NIKE, Inc. Class B	27,602,400
Trading Companies & Distributors 1.8%
466,410	HD Supply Holdings, Inc. *	14,789,861
620,605	Univar Solutions, Inc. *	9,594,553
		24,384,414
Total Common Stocks (Cost $903,906,694)		1,302,011,201
Preferred Stocks 1.2%
Food Products 0.5%
626,667	Sweetgreen, Inc. Ser. D *(b)(c)(k)	6,266,670
59,031	Sweetgreen, Inc. Ser. I *(b)(c)(k)	1,009,430
		7,276,100
Software 0.7%
195,872	Avidxchange, Inc. Ser. F *(b)(c)(k)	9,600,079
Total Preferred Stocks (Cost $18,129,513)		16,876,179

NUMBER OF UNITS
Preferred Units 1.0%
Software 1.0%
3,985,938	Disco Topco Holdings (Cayman) L.P. *(b)(c)(k) (Cost $11,550,014)	13,188,672

NUMBER OF SHARES
Warrants 0.3%
Food Products 0.0%(e)
144,400	Act II Global Acquisition Corp. Expires 4/30/2024 *	132,848
IT Services 0.3%
1,510,680	Repay Pipe Expires 1/1/2025 *	4,380,972
Total Warrants (Cost $207,648)		4,513,820
Total Options Purchased(f) 0.1% (Cost $1,100,965)		$1,932,500
Short-Term Investments 3.7%
Investment Companies 3.7%
29,444,364	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(g)(h)	29,444,364
21,427,906	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(h)(i)	21,427,906
Total Short-Term Investments (Cost $50,872,270)		50,872,270
Total Investments 101.6% (Cost $985,767,104)		1,389,394,642
Liabilities Less Other Assets(j) (1.6)%		(22,019,599)
Net Assets 100.0%		$1,367,375,043

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $22,375,736 for the Fund.
(b)	Security fair valued as of May 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2020 amounted to $52,577,042, which represents 3.8% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security is pledged as collateral for options written.
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	See "Purchased option contracts" under Derivative Instruments.
(g)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $29,444,364.
(h)	Represents 7-day effective yield as of May 31, 2020.
(i)	Represents investment of cash collateral received from securities lending.
(j)	Includes the impact of the Fund's open positions in derivatives at May 31, 2020.
(k)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At May 31, 2020, these securities amounted to $52,577,042, which represents 3.8% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2020	Fair Value Percentage of Net Assets as of 5/31/2020
Avidxchange, Inc.	4/7/2020	$2,400,020	0.2%	$2,400,020	0.2%
Avidxchange, Inc. (Ser. F Preferred Shares)	4/7/2020	9,600,079	0.8%	9,600,079	0.7%
Disco Topco Holdings (Cayman) L.P.(Preferred Units)	11/13/2019	11,550,014	0.9%	13,188,672	1.0%
Druva Technologies Pte. Ltd.	6/14/2019	1,500,003	0.1%	1,350,003	0.1%
LegalZoom.com, Inc.	8/22/2018	21,437,584	1.7%	17,150,068	1.2%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.6%	6,266,670	0.4%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.1%	1,009,430	0.1%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.2%	1,612,100	0.1%
Total		$57,320,134	4.6%	$52,577,042	3.8%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At May 31, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Hotels, Restaurants & Leisure
Dunkin' Brands Group, Inc.	1,000	$6,387,000	$60	9/18/2020	$805,000

Leisure Products
Peloton Interactive, Inc.	1,000	4,219,000	35	10/16/2020	1,127,500
Total options purchased (cost $1,100,965)					$1,932,500

Written option contracts ("options written")

At May 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Entertainment
Activision Blizzard, Inc.	525	$(3,778,950)	$80	11/20/2020	$(229,687)

Industrial Conglomerates
Honeywell International, Inc.	245	(3,573,325)	155	9/18/2020	(168,438)

Interactive Media & Services
Facebook, Inc.	58	(1,305,522)	220	9/18/2020	(120,350)

IT Services
Visa, Inc.	182	(3,553,368)	200	12/18/2020	(281,645)
WEX, Inc.	350	(5,182,800)	155	11/20/2020	(649,250)
					(930,895)

Road & Rail
Union Pacific Corp.	210	(3,567,060)	180	8/21/2020	(130,200)

Specialty Retail
Home Depot, Inc.	170	(4,224,160)	240	7/17/2020	(242,675)

Trading Companies & Distributors
Univar Solutions, Inc.	1,750	(2,705,500)	17.5	9/18/2020	(192,500)
Total calls					$(2,014,745)

Puts

Chemicals
Air Products & Chemicals, Inc.	249	$(6,017,085)	$170	9/18/2020	$(43,575)

Entertainment
Activision Blizzard, Inc.	525	(3,778,950)	50	11/20/2020	(59,325)
Total puts					$(102,900)

Total options written (premium received $1,652,669)					$(2,117,645)

At May 31, 2020, the Fund had securities pledged in the amount of $30,200,700 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$17,150,068	$17,150,068
IT Services	60,970,833	—	1,350,003	62,320,836
Oil, Gas & Consumable Fuels	—	—	1,612,100	1,612,100
Software	192,461,764	—	2,400,020	194,861,784
Other Common Stocks(a)	1,026,066,413	—	—	1,026,066,413
Total Common Stocks	1,279,499,010	—	22,512,191	1,302,011,201
Preferred Stocks
Food Products	—	—	7,276,100	7,276,100
Software	—	—	9,600,079	9,600,079
Total Preferred Stocks	—	—	16,876,179	16,876,179
Preferred Units(a)	—	—	13,188,672	13,188,672
Warrants(a)	4,513,820	—	—	4,513,820
Options Purchased(b)	1,932,500	—	—	1,932,500
Short-Term Investments	—	50,872,270	—	50,872,270
Total Investments	$1,285,945,330	$50,872,270	$52,577,042	$1,389,394,642

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The “purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2020
Investments in Securities: (000’s omitted)
Common Stocks(d)
Commercial Services	$21,438	$—	$—	$(4,288)	$—	$—	$—	$—	$17,150	$(4,288)
IT Services	1,500	—	—	(150)	—	—	—	—	1,350	(150)
Oil & Gas Consumable Fuels	2,303	—	—	(691)	—	—	—	—	1,612	(691)
Software	—	—	—	—	2,400	—	—	—	2,400	—
Preferred Stocks(d)
Food Products	7,520	—	—	(1,253)	1,009	—	—	—	7,276	(1,253)
Software	—	—	—	—	9,600	—	—	—	9,600	—
Preferred Units(d)
Software	—	—	—	1,639	11,550	—	—	—	13,189	1,639
Purchased Options(e)
Textiles, Apparel & Luxury Goods	—	—	(202)	202	—	—	—	—	—	—
Total	$32,761	$—	$(202)	$(4,541)	$24,559	$—	$—	$—	$52,577	$(4,743)

(d)	The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2020:

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Asset class	Fair value at 5/31/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (f)
Common Stocks	$2,400,020	Market Approach	Transaction Price	$39.21 - $49.01	$49.01	Increase
Common Stocks	1,350,003	Market Approach	Market Comparables	4.69 – 5.21	4.69	Increase
Common Stocks	17,150,068	Market Approach	Market Comparables	7.88 – 9.85	7.88	Increase
Common Stocks	1,612,100	Market Approach	Market Comparables	4,900 – 7,000	4,900	Increase
Preferred Stocks	9,600,079	Market Approach	Market Comparables	49.01	49.01	Increase
Preferred Stocks	6,266,670	Market Approach	Market Comparables	10.00 -17.10	10.00	Increase
Preferred Stocks	1,009,430	Market Approach	Transaction Price	17.10	17.10	Increase
Preferred Units	13,188,672	Market Approach	Transaction Price	2.90 – 3.31	3.31	Increase

(e)	At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees.

(f)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,117,645)	$—	$—	$(2,117,645)
Total	$(2,117,645)	$—	$—	$(2,117,645)

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^(a)

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 100.3%
Banks 2.7%
1,157	Citigroup, Inc.	$55,432
223	PNC Financial Services Group, Inc.	25,431
		80,863
Beverages 1.2%
267	PepsiCo, Inc.	35,124
Biotechnology 1.6%
253	AbbVie, Inc.	23,446
190	Alexion Pharmaceuticals, Inc. *	22,781
		46,227
Capital Markets 4.1%
343	Blackstone Group, Inc. Class A	19,482
519	Intercontinental Exchange, Inc.	50,473
498	Morgan Stanley	22,012
87	S&P Global, Inc.	28,277
		120,244
Chemicals 2.4%
193	Air Products & Chemicals, Inc.	46,638
117	Ecolab, Inc.	24,872
		71,510
Communications Equipment 3.1%
1,370	Cisco Systems, Inc.	65,514
183	Motorola Solutions, Inc.	24,765
		90,279
Containers & Packaging 0.6%
488	International Paper Co.	16,616
Diversified Telecommunication Services 1.8%
1,688	AT&T, Inc.	52,092
Electrical Equipment 2.7%
233	AMETEK, Inc.	21,368
431	Eaton Corp. PLC	36,592
342	Emerson Electric Co.	20,869
		78,829
Electronic Equipment, Instruments & Components 2.0%
236	Amphenol Corp. Class A	22,788
165	CDW Corp.	18,300
220	TE Connectivity Ltd.	17,875
		58,963
Equity Real Estate Investment Trusts 3.0%
675	American Homes 4 Rent Class A	17,037
274	Equity LifeStyle Properties, Inc.	17,070
152	Mid-America Apartment Communities, Inc.	17,687
221	Prologis, Inc.	20,221
129	Sun Communities, Inc.	17,698
		89,713
Food & Staples Retailing 0.9%
217	Walmart, Inc.	26,921
Food Products 0.7%
401	Mondelez International, Inc. Class A	20,900
Health Care Equipment & Supplies 2.5%
165	Hill-Rom Holdings, Inc.	16,775
586	Medtronic PLC	57,768
		74,543
Health Care Providers & Services 2.4%
73	Humana, Inc.	29,977
137	UnitedHealth Group, Inc.	41,765
		71,742
Hotels, Restaurants & Leisure 3.0%
255	McDonald's Corp.	47,512
281	Starbucks Corp.	21,915
202	Yum! Brands, Inc.	18,125
		87,552
Household Products 2.4%
608	Procter & Gamble Co.	70,479
Independent Power and Renewable Electricity Producers 0.6%
923	Vistra Energy Corp.	18,866
Industrial Conglomerates 2.0%
398	Honeywell International, Inc.	58,048
Insurance 3.4%
106	Aon PLC Class A	20,877
175	Assurant, Inc.	17,952
491	Hartford Financial Services Group, Inc.	18,800
544	Progressive Corp.	42,258
		99,887
Interactive Media & Services 3.3%
67	Alphabet, Inc. Class A *	96,046
Internet & Direct Marketing Retail 5.1%
62	Amazon.com, Inc. *	151,427
IT Services 2.0%
144	Fidelity National Information Services, Inc.	19,992
197	Visa, Inc. Class A	38,462
		58,454
Life Sciences Tools & Services 2.3%
191	Thermo Fisher Scientific, Inc.	66,695
Machinery 0.6%
180	Dover Corp.	17,505
Media 3.5%
723	Altice USA, Inc. Class A *	18,596
10	Cable One, Inc.	18,869
1,652	Comcast Corp. Class A	65,419
		102,884
Metals & Mining 0.6%
645	Steel Dynamics, Inc.	17,131
Multi-Utilities 2.0%
247	Ameren Corp.	18,458
311	CMS Energy Corp.	18,218

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^(a)

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
269	Dominion Energy, Inc.	$22,868
		59,544
Multiline Retail 1.6%
248	Dollar General Corp.	47,495
Oil, Gas & Consumable Fuels 3.6%
869	Cabot Oil & Gas Corp.	17,241
341	Chevron Corp.	31,270
441	EOG Resources, Inc.	22,478
441	Phillips 66	34,512
		105,501
Pharmaceuticals 7.1%
674	Bristol-Myers Squibb Co.	40,251
611	Johnson & Johnson	90,886
196	Novartis AG ADR	17,136
605	Pfizer, Inc.	23,105
281	Zoetis, Inc.	39,169
		210,547
Professional Services 1.5%
299	IHS Markit Ltd.	20,768
145	Verisk Analytics, Inc.	25,039
		45,807
Road & Rail 2.5%
626	CSX Corp.	44,809
169	Union Pacific Corp.	28,706
		73,515
Semiconductors & Semiconductor Equipment 3.2%
189	Analog Devices, Inc.	21,347
63	ASML Holding NV	20,759
447	Texas Instruments, Inc.	53,077
		95,183
Software 8.5%
455	CDK Global, Inc.	17,886
169	Check Point Software Technologies Ltd. *	18,534
79	Intuit, Inc.	22,936
1,040	Microsoft Corp.	190,580
		249,936
Specialty Retail 1.4%
161	Home Depot, Inc.	40,005
Technology Hardware, Storage & Peripherals 6.2%
574	Apple, Inc.	182,498
Textiles, Apparel & Luxury Goods 0.7%
222	NIKE, Inc. Class B	21,885
Tobacco 0.7%
291	Philip Morris International, Inc.	21,348
Wireless Telecommunication Services 0.8%
223	T-Mobile US, Inc. *	22,309
Total Common Stocks (Cost $2,727,791)		2,955,113
Short-Term Investments 0.4%
Investment Companies 0.4%
10,011	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(b) (Cost $10,011)	10,011
Total Investments 100.7% (Cost $2,737,802)		2,965,124
Liabilities Less Other Assets (0.7)%		(19,603)
Net Assets 100.0%		$2,945,521

*	Non-income producing security.
(a)	Formerly Global Equity Fund through September 2, 2019.
(b)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^(a)

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,955,113	$—	$—	$2,955,113
Short-Term Investments	—	10,011	—	10,011
Total Investments	$2,955,113	$10,011	$—	$2,965,124

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 97.9%
Austria 1.3%
756,488	BAWAG Group AG *(a)	$24,990,477
Belgium 0.9%
331,099	KBC Group NV	17,371,845
Canada 2.1%
474,653	Alimentation Couche-Tard, Inc. Class B	14,858,223
130,100	Kinaxis, Inc. *	16,798,618
624,323	Suncor Energy, Inc.	10,732,996
		42,389,837
China 1.0%
91,610	Alibaba Group Holding Ltd. ADR *	18,998,998
Finland 0.7%
357,330	Huhtamaki OYJ *	14,521,592
France 7.2%
115,079	Air Liquide SA	15,648,437
98,399	Arkema SA	8,628,637
240,450	Pernod-Ricard SA	37,470,938
258,784	Schneider Electric SE	25,622,916
157,231	Teleperformance	37,439,412
489,111	TOTAL SA	18,547,473
		143,357,813
Germany 11.5%
55,308	adidas AG *	14,668,090
473,963	Brenntag AG	25,216,439
490,966	CTS Eventim AG & Co. KGaA *	22,358,486
95,762	Deutsche Boerse AG	15,767,380
434,781	Gerresheimer AG	37,200,128
998,610	Infineon Technologies AG	21,048,434
372,868	QIAGEN NV *	16,270,498
39,722	SAP SE	5,069,413
293,854	SAP SE ADR	37,642,697
342,034	Scout24 AG (a)	26,201,010
155,290	Stabilus SA	8,476,236
		229,918,811
Hong Kong 3.4%
2,357,400	AIA Group Ltd.	19,114,054
5,531,300	HKBN Ltd.	9,476,316
4,587,800	Techtronic Industries Co. Ltd.	39,477,038
		68,067,408
India 1.0%
2,102,689	Infosys Ltd. ADR	19,134,470
Ireland 3.5%
1,107,497	CRH PLC	36,107,949
274,425	Kerry Group PLC Class A	34,001,456
		70,109,404
Israel 2.1%
385,126	Check Point Software Technologies Ltd. *	42,236,768
Italy 1.2%
1,489,555	Nexi SpA*(a)	$24,607,376
Japan 12.1%
734,700	Bridgestone Corp.	24,368,510
163,400	Daikin Industries Ltd.	24,014,929
295,900	Hoya Corp.	27,739,339
6,002,500	Ichigo, Inc.	17,087,185
135,400	Kao Corp.	10,856,357
15,200	Keyence Corp.	6,250,823
3,234,400	Sanwa Holdings Corp.	27,711,861
173,800	SCSK Corp.	8,492,985
273,400	Shionogi & Co. Ltd.	16,125,897
255,200	TechnoPro Holdings, Inc.	15,263,016
515,500	Terumo Corp.	20,219,435
349,300	Tokio Marine Holdings, Inc.	15,119,221
466,800	Toyota Motor Corp.	29,238,574
		242,488,132
Netherlands 7.1%
314,039	AerCap Holdings NV *	10,124,617
153,260	ASML Holding NV	50,204,869
329,008	Heineken NV	30,122,971
708,085	Intertrust NV (a)	11,177,063
424,623	Koninklijke Philips NV *	19,304,622
213,398	NXP Semiconductors NV	20,507,548
		141,441,691
Norway 0.6%
1,817,945	Sbanken ASA *(a)	12,129,185
Singapore 0.9%
1,283,500	DBS Group Holdings Ltd.	17,688,098
Spain 0.6%
324,133	Befesa SA (a)	12,312,113
Sweden 1.6%
1,606,709	Assa Abloy AB Class B (b)	32,793,521
Switzerland 13.7%
499,159	Julius Baer Group Ltd.	21,482,805
43,862	Lonza Group AG	21,659,955
396,283	Novartis AG	34,498,771
28,279	Partners Group Holding AG	23,558,509
125,291	Roche Holding AG	43,491,199
7,698	SGS SA	18,161,767
1,914,954	SIG Combibloc Group AG *	32,228,429
154,751	Sonova Holding AG	34,116,323
82,552	Tecan Group AG	28,915,837
1,541,554	UBS Group AG	16,503,286
		274,616,881
United Kingdom 20.9%
1,389,218	Barratt Developments PLC	8,593,149
2,510,726	Biffa PLC (a)	7,802,467
1,724,673	Bunzl PLC	40,363,466
1,779,993	Clinigen Group PLC	19,199,498
458,394	DCC PLC	38,451,547
539,603	Diageo PLC	18,826,671
3,893,935	Electrocomponents PLC	30,751,145
1,336,514	Fevertree Drinks PLC	34,129,571
6,042,210	Ibstock PLC (a)	13,746,728
225,247	London Stock Exchange Group PLC	22,466,780
1,476,333	Prudential PLC	19,147,004
402,904	Reckitt Benckiser Group PLC	36,086,677
1,207,857	RELX PLC	28,113,446
1,587,694	Rentokil Initial PLC	9,819,180
1,458,272	Rightmove PLC	10,624,509
442,839	Savills PLC	4,752,194
986,012	Smith & Nephew PLC	20,116,140
587,969	Spectris PLC	18,733,455
1,916,864	St. James's Place PLC	21,864,442
286,287	Unilever NV	14,794,718
		418,382,787

Schedule of Investments International Equity Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
United States 4.5%
186,599	Aon PLC Class A	36,750,673
429,624	Ferguson PLC	33,883,598
8,357,248	Samsonite International SA (a)	7,913,591
295,239	Sensata Technologies Holding PLC *	10,525,270
		89,073,132
Total Common Stocks (Cost $1,842,279,640)		1,956,630,339
Short-Term Investments 1.8%
Investment Companies 1.8%
35,259,432	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(c)	35,259,432
1,166,920	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c)(d)	1,166,920
Total Short-Term Investments (Cost $36,426,352)		36,426,352
Total Investments 99.7% (Cost $1,878,705,992)		1,993,056,691
Other Assets Less Liabilities 0.3%		6,181,076
Net Assets 100.0%		$1,999,237,767

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $140,880,010, which represents 7.0% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $1,079,156 for the Fund.
(c)	Represents 7-day effective yield as of May 31, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Life Sciences Tools & Services	$123,245,916	6.2%
Capital Markets	121,643,202	6.1%
Health Care Equipment & Supplies	121,495,859	6.1%
Beverages	120,550,151	6.0%
Professional Services	110,154,704	5.5%
Trading Companies & Distributors	109,588,120	5.5%
Software	101,747,496	5.1%
Pharmaceuticals	94,115,867	4.7%
Semiconductors & Semiconductor Equipment	91,760,851	4.6%
Insurance	90,130,952	4.5%
Building Products	84,520,311	4.2%
Banks	72,179,605	3.6%
Electronic Equipment, Instruments & Components	55,735,423	2.8%
IT Services	52,234,831	2.6%
Construction Materials	49,854,677	2.5%
Machinery	47,953,274	2.4%
Containers & Packaging	46,750,021	2.3%
Industrial Conglomerates	38,451,547	1.9%
Interactive Media & Services	36,825,519	1.8%
Electrical Equipment	36,148,186	1.8%
Household Products	36,086,677	1.8%
Food Products	34,001,456	1.7%
Commercial Services & Supplies	29,933,760	1.5%
Oil, Gas & Consumable Fuels	29,280,469	1.5%
Automobiles	29,238,574	1.5%
Personal Products	25,651,075	1.3%
Auto Components	24,368,510	1.2%
Chemicals	24,277,074	1.2%
Textiles, Apparel & Luxury Goods	22,581,681	1.1%
Entertainment	22,358,486	1.1%
Real Estate Management & Development	21,839,379	1.1%
Internet & Direct Marketing Retail	18,998,998	1.0%
Food & Staples Retailing	14,858,223	0.8%
Diversified Telecommunication Services	9,476,316	0.5%
Household Durables	8,593,149	0.4%
Short-Term Investments and Other Assets-Net	42,607,428	2.1%
	$1,999,237,767	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$24,990,477	$—	$24,990,477
Belgium	—	17,371,845	—	17,371,845
Finland	—	14,521,592	—	14,521,592
France	—	143,357,813	—	143,357,813
Germany	53,913,195	176,005,616	—	229,918,811
Ireland	10,124,617	70,109,405	—	80,234,022
Italy	—	24,607,376	—	24,607,376
Netherlands	61,807,582	69,509,491	—	131,317,073
Norway	—	12,129,185	—	12,129,185
Spain	—	12,312,113	—	12,312,113
Sweden	—	32,793,521	—	32,793,521
Switzerland	—	274,616,881	—	274,616,881
United Kingdom	—	418,382,787	—	418,382,787
United States	55,189,534	33,883,598	—	89,073,132
Other Common Stocks(a)	451,003,711	—	—	451,003,711
Total Common Stocks	632,038,639	1,324,591,700	—	1,956,630,339
Short-Term Investments	—	36,426,352	—	36,426,352
Total Investments	$632,038,639	$1,361,018,052	$—	$1,993,056,691

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.8%
Austria 1.3%
55,610	BAWAG Group AG *(a)	$1,837,069
Belgium 0.9%
23,577	KBC Group NV	1,237,020
Canada 1.4%
34,064	Alimentation Couche-Tard, Inc. Class B	1,066,317
54,234	Suncor Energy, Inc.	932,360
		1,998,677
China 1.2%
8,258	Alibaba Group Holding Ltd. ADR *	1,712,627
France 8.7%
10,234	Air Liquide SA	1,391,619
7,018	Arkema SA	615,410
4,005	L'Oreal SA	1,174,712
14,381	Pernod-Ricard SA	2,241,088
21,653	Schneider Electric SE	2,143,923
12,706	Teleperformance	3,025,518
48,286	TOTAL SA	1,831,043
		12,423,313
Germany 11.9%
3,937	adidas AG *	1,044,121
34,075	Brenntag AG	1,812,906
34,669	CTS Eventim AG & Co. KGaA *	1,578,819
9,414	Deutsche Boerse AG	1,550,032
35,956	Gerresheimer AG	3,076,417
69,082	Infineon Technologies AG	1,456,092
26,509	QIAGEN NV *	1,156,749
3,830	SAP SE	488,793
22,814	SAP SE ADR	2,922,473
24,574	Scout24 AG (a)	1,882,455
		16,968,857
Hong Kong 3.6%
228,900	AIA Group Ltd.	1,855,946
377,600	Techtronic Industries Co. Ltd.	3,249,167
		5,105,113
India 1.1%
165,832	Infosys Ltd. ADR	1,509,071
Ireland 3.8%
90,387	CRH PLC	2,946,906
19,490	Kerry Group PLC Class A	2,414,825
		5,361,731
Israel 2.4%
30,736	Check Point Software Technologies Ltd. *	3,370,817
Italy 1.2%
105,574	Nexi SpA *(a)	1,744,077
Japan 10.7%
64,300	Bridgestone Corp.	2,132,701
10,000	Daikin Industries Ltd.	1,469,702
22,700	Hoya Corp.	2,128,026
14,400	Kao Corp.	1,154,590
178,900	Sanwa Holdings Corp.	1,532,789
12,300	SCSK Corp.	601,057
26,200	Shionogi & Co. Ltd.	1,545,349
35,100	Terumo Corp.	1,376,726
25,000	Tokio Marine Holdings, Inc.	1,082,109
35,700	Toyota Motor Corp.	2,236,112
		15,259,161
Netherlands 7.3%
22,489	AerCap Holdings NV *	725,045
12,193	ASML Holding NV	3,994,180
27,054	Heineken NV	2,476,982
38,034	Koninklijke Philips NV *	1,729,138
15,237	NXP Semiconductors NV	1,464,276
		10,389,621
Singapore 1.1%
114,800	DBS Group Holdings Ltd.	1,582,075
Sweden 1.7%
118,539	Assa Abloy AB Class B	2,419,425
Switzerland 14.9%
40,849	Julius Baer Group Ltd.	1,758,059
4,160	Lonza Group AG	2,054,293
35,883	Novartis AG	3,123,827
2,011	Partners Group Holding AG	1,675,312
12,297	Roche Holding AG	4,268,553
689	SGS SA	1,625,547
138,553	SIG Combibloc Group AG *	2,331,829
13,083	Sonova Holding AG	2,884,271
138,633	UBS Group AG	1,484,152
		21,205,843
United Kingdom 20.9%
149,869	Barratt Developments PLC	927,030
144,533	Bunzl PLC	3,382,585
40,331	DCC PLC	3,383,093
38,163	Diageo PLC	1,331,502
289,664	Electrocomponents PLC	2,287,532
94,490	Fevertree Drinks PLC	2,412,921
16,033	London Stock Exchange Group PLC	1,599,177
126,146	Prudential PLC	1,636,025
33,384	Reckitt Benckiser Group PLC	2,990,086
100,126	RELX PLC	2,330,480
112,808	Rentokil Initial PLC	697,667
152,414	Rightmove PLC	1,110,440
88,067	Smith & Nephew PLC	1,796,701
41,788	Spectris PLC	1,331,420
136,209	St. James's Place PLC	1,553,649
20,535	Unilever NV	1,061,206
		29,831,514

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
United States 4.7%
13,307	Aon PLC Class A	2,620,813
32,496	Ferguson PLC	2,562,895
587,141	Samsonite International SA (a)	555,972
26,818	Sensata Technologies Holding PLC *	$956,062
		6,695,742
Total Common Stocks (Cost $129,865,389)		140,651,753
Short-Term Investments 1.0%
Investment Companies 1.0%
1,394,518	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(b) (Cost $1,394,518)	1,394,518
Total Investments 99.8% (Cost $131,259,907)		142,046,271
Other Assets Less Liabilities 0.2%		290,913
Net Assets 100.0%		$142,337,184

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $6,019,573, which represents 4.2% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Health Care Equipment & Supplies	$9,914,862	7.0%
Capital Markets	9,620,381	6.8%
Pharmaceuticals	8,937,729	6.3%
Trading Companies & Distributors	8,483,431	6.0%
Beverages	8,462,493	5.9%
Insurance	7,194,893	5.0%
Professional Services	6,981,545	4.9%
Semiconductors & Semiconductor Equipment	6,914,548	4.9%
Software	6,782,083	4.8%
Life Sciences Tools & Services	6,287,459	4.4%
Building Products	5,421,916	3.8%
Banks	4,656,164	3.3%
IT Services	3,854,205	2.7%
Electronic Equipment, Instruments & Components	3,618,952	2.5%
Personal Products	3,390,508	2.4%
Industrial Conglomerates	3,383,093	2.4%
Machinery	3,249,167	2.3%
Electrical Equipment	3,099,985	2.2%
Interactive Media & Services	2,992,895	2.1%
Household Products	2,990,086	2.1%
Construction Materials	2,946,906	2.1%
Oil, Gas & Consumable Fuels	2,763,403	1.9%
Food Products	2,414,825	1.7%
Containers & Packaging	2,331,829	1.6%
Automobiles	2,236,112	1.6%
Auto Components	2,132,701	1.5%
Chemicals	2,007,029	1.4%
Internet & Direct Marketing Retail	1,712,627	1.2%
Textiles, Apparel & Luxury Goods	1,600,093	1.1%
Entertainment	1,578,819	1.1%
Food & Staples Retailing	1,066,317	0.7%
Household Durables	927,030	0.6%
Commercial Services & Supplies	697,667	0.5%
Short-Term Investments and Other Assets-Net	1,685,431	1.2%
	$142,337,184	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$1,837,069	$—	$1,837,069
Belgium	—	1,237,020	—	1,237,020
France	2,143,923	10,279,390	—	12,423,313
Germany	7,043,011	9,925,846	—	16,968,857
Ireland	2,414,825	2,946,906	—	5,361,731
Italy	—	1,744,077	—	1,744,077
Netherlands	7,912,639	2,476,982	—	10,389,621
Sweden	—	2,419,425	—	2,419,425
Switzerland	7,392,380	13,813,463	—	21,205,843
United Kingdom	6,298,827	23,532,687	—	29,831,514
United States	3,576,875	3,118,867	—	6,695,742
Other Common Stocks(a)	30,537,541	—	—	30,537,541
Total Common Stocks	67,320,021	73,331,732	—	140,651,753
Short-Term Investments	—	1,394,518	—	1,394,518
Total Investments	$67,320,021	$74,726,250	$—	$142,046,271

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 94.1%
Australia 2.5%
4,325	ARB Corp. Ltd.	$49,123
4,100	Corporate Travel Management Ltd. (a)	32,767
17,940	Hansen Technologies Ltd.	38,624
17,161	Steadfast Group Ltd.	38,205
		158,719
Austria 0.3%
681	Schoeller-Bleckmann Oilfield Equipment AG	18,539
Belgium 1.0%
2,015	Shurgard Self Storage SA	66,049
Canada 5.1%
1,255	Colliers International Group, Inc.	64,817
6,401	Computer Modelling Group Ltd.	21,385
1,126	Descartes Systems Group, Inc. *	53,681
1,711	Enghouse Systems Ltd.	74,363
860	Kinaxis, Inc. *	111,044
		325,290
Denmark 2.4%
700	Chemometec A/S	34,781
808	Schouw & Co. A/S	65,794
446	SimCorp A/S	49,245
		149,820
Finland 0.8%
3,897	Kemira OYJ	49,972
France 6.9%
488	Esker SA	61,932
1,749	Interparfums SA *	63,697
2,496	Lectra	48,452
3,119	Lumibird *	36,868
706	Pharmagest Interactive	53,045
365	Sopra Steria Group	43,316
1,917	Tikehau Capital SCA (a)	53,567
378	Virbac SA *	79,804
		440,681
Germany 5.0%
1,099	Dermapharm Holding SE	59,300
239	Isra Vision AG	13,265
1,780	Jenoptik AG	42,897
1,625	Nexus AG	68,546
765	Stabilus SA	41,756
664	STRATEC SE	60,416
842	Washtec AG	34,658
		320,838
Ireland 1.2%
35,936	Uniphar PLC *	76,590
Italy 2.6%
6,159	Carel Industries SpA (b)	116,302
7,518	Cerved Group SpA *	52,140
		168,442
Japan 21.2%
2,150	Aeon Delight Co. Ltd.	61,503
2,900	Amano Corp.	62,628
1,200	Ariake Japan Co. Ltd.	83,231
3,200	Azbil Corp.	81,569
7,200	Broadleaf Co. Ltd. (a)	37,320
3,100	CKD Corp.	53,408
600	Digital Arts, Inc.	47,791
3,400	EM Systems Co. Ltd.	26,482
2,100	Konishi Co. Ltd.	29,734
1,800	Medikit Co. Ltd.	58,167
2,100	Nagaileben Co. Ltd.	51,991
3,200	Nakanishi, Inc.	50,472
2,700	Nihon Parkerizing Co. Ltd.	28,741
4,400	Nohmi Bosai Ltd.	82,170
700	Okamoto Industries, Inc.	24,827
2,400	Optex Group Co. Ltd.	32,380
12,000	Prestige International, Inc.	105,930
3,800	Relo Group, Inc.	86,715
2,400	SHO-BOND Holdings Co. Ltd.	110,937
3,600	Shoei Co. Ltd.	82,352
600	Software Service, Inc.	58,362
4,900	Sun Frontier Fudousan Co. Ltd.	42,800
1,100	TKC Corp.	57,527
		1,357,037
Jersey 1.1%
8,703	Sanne Group PLC	72,981
Korea 0.4%
800	Dentium Co. Ltd. *	26,388
Luxembourg 1.0%
1,671	Befesa SA (b)	63,473
Netherlands 2.2%
2,290	Corbion NV	84,067
3,520	Intertrust NV (b)	55,563
		139,630
Norway 2.3%
6,835	Borregaard ASA	74,499
1,565	Pexip Holding ASA *	14,064
8,554	Sbanken ASA *(b)	57,072
		145,635
Singapore 1.1%
9,900	Haw Par Corp. Ltd.	70,144
Spain 1.1%
9,070	Applus Services SA	71,831
Sweden 7.1%
4,378	Biotage AB	67,467
1,654	Cellavision AB *	52,213
23,254	Cloetta AB, B Shares *	58,651
9,470	Dustin Group AB (b)	54,075
2,586	Sweco AB, B Shares	109,224
3,282	Thule Group AB (b)	75,819
2,354	Xvivo Perfusion AB *	36,271
		453,720

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Switzerland 10.2%
13	Belimo Holding AG	$98,530
275	Bossard Holding AG Class A	38,253
92	Inficon Holding AG	68,928
33	Interroll Holding AG	72,434
329	Kardex AG	57,095
226	Komax Holding AG *(a)	35,636
649	Medacta Group SA *(b)	55,963
981	Medartis Holding AG *(b)	39,575
308	Tecan Group AG	107,884
1,035	VZ Holding AG	77,069
		651,367
Taiwan 0.6%
8,000	Bioteque Corp.	34,638
United Kingdom 18.0%
24,471	Biffa PLC (b)	76,047
5,320	Big Yellow Group PLC	66,212
15,833	Bloomsbury Publishing PLC	42,432
7,024	Clinigen Group PLC	75,763
2,073	Craneware PLC	47,875
1,722	Dechra Pharmaceuticals PLC	59,399
3,650	Diploma PLC	82,979
14,406	Essentra PLC	52,113
2,450	Future PLC	41,980
1,014	Games Workshop Group PLC	100,342
7,036	GB Group PLC	58,021
1,959	Genus PLC	84,732
59,273	Gocompare.Com Group PLC	56,954
16,852	Ideagen PLC	43,132
37,340	Johnson Service Group PLC	54,530
33,643	Learning Technologies Group PLC	54,837
7,522	On the Beach Group PLC (b)	25,853
9,130	OneSavings Bank PLC	31,523
12,666	Restore PLC	58,743
2,654	Savills PLC	28,481
20,655	Sensyne Health PLC *	10,025
		1,151,973
Total Common Stocks (Cost $5,758,284)		6,013,757
Rights 0.0%(c)
France 0.0%(c)
3,119	Lumibird, due 6/9/2020* (Cost $—)	921
Short-Term Investments 7.6%
Investment Companies 7.6%
395,976	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(d)	395,976
88,183	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d)(e)	88,183
Total Short-Term Investments (Cost $484,159)		484,159
Total Investments 101.7% (Cost $6,242,443)		6,498,837
Liabilities Less Other Assets (1.7)%		(106,980)
Net Assets 100.0%		$6,391,857

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $83,919 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2020 amounted to $619,742, which represents 9.7% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2020.
(e)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Software	$692,506	10.8%
Electronic Equipment, Instruments & Components	537,928	8.4%
Health Care Equipment & Supplies	466,094	7.3%
Commercial Services & Supplies	420,226	6.6%
Chemicals	343,953	5.4%
Machinery	294,987	4.6%
Real Estate Management & Development	288,862	4.5%
Life Sciences Tools & Services	285,895	4.5%
Pharmaceuticals	268,647	4.2%
Health Care Technology	264,335	4.1%
Construction & Engineering	220,161	3.5%
Food Products	207,676	3.3%
Capital Markets	203,617	3.2%
Leisure Products	176,161	2.8%
Internet & Direct Marketing Retail	136,882	2.1%
Auto Components	131,475	2.1%
Professional Services	127,394	2.0%
Trading Companies & Distributors	121,232	1.9%
IT Services	100,843	1.6%
Building Products	98,530	1.5%
Biotechnology	84,732	1.3%
Media	84,412	1.3%
Health Care Providers & Services	76,590	1.2%
Equity Real Estate Investment Trusts	66,212	1.0%
Personal Products	63,697	1.0%
Banks	57,072	0.9%
Diversified Financial Services	52,140	0.8%
Energy Equipment & Services	39,924	0.6%
Insurance	38,205	0.6%
Hotels, Restaurants & Leisure	32,767	0.5%
Thrifts & Mortgage Finance	31,523	0.5%
Short-Term Investments and Other Liabilities-Net	377,179	5.9%
	$6,391,857	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$18,539	$—	$18,539
Belgium	—	66,049	—	66,049
Denmark	—	149,820	—	149,820
Finland	—	49,972	—	49,972
France	—	440,681	—	440,681
Germany	13,265	307,573	—	320,838
Italy	—	168,442	—	168,442
Jersey	—	72,981	—	72,981
Luxembourg	—	63,473	—	63,473
Netherlands	55,563	84,067	—	139,630
Norway	14,064	131,571	—	145,635
Spain	—	71,831	—	71,831
Sweden	—	453,720	—	453,720
Switzerland	39,575	611,792	—	651,367
United Kingdom	100,332	1,051,641	—	1,151,973
Other Common Stocks(a)	2,048,806	—	—	2,048,806
Total Common Stocks	2,271,605	3,742,152	—	6,013,757
Rights(a)	921	—	—	921
Short-Term Investments	—	484,159	—	484,159
Total Investments	$2,272,526	$4,226,311	$—	$6,498,837

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 98.4%
Aerospace & Defense 3.1%
71,847	Mercury Systems, Inc.*	$6,419,530
170,990	Spirit AeroSystems Holdings, Inc. Class A	3,705,353
16,352	Teledyne Technologies, Inc.*	6,117,610
		16,242,493
Banks 4.2%
276,408	BankUnited, Inc.	5,108,020
134,974	Comerica, Inc.	4,906,305
252,570	TCF Financial Corp.	7,304,324
179,100	Texas Capital Bancshares, Inc.*	4,792,716
		22,111,365
Building Products 0.9%
695,200	Resideo Technologies, Inc.*	4,908,112
Capital Markets 0.0%(a)
6,537	Alimco Financial Corp.*	47,393
Commercial Services & Supplies 4.5%
74,209	Clean Harbors, Inc.*	4,407,273
379,036	Covanta Holding Corp.	3,411,324
288,600	Harsco Corp.*	3,220,776
227,899	Stericycle, Inc.*	12,495,702
		23,535,075
Communications Equipment 7.7%
416,600	Ciena Corp.*	23,021,316
1,036,283	Infinera Corp.*	5,160,689
95,200	Radware Ltd.*	2,267,664
790,451	Ribbon Communications, Inc.*	3,477,984
543,999	Viavi Solutions, Inc.*	6,304,949
		40,232,602
Construction & Engineering 0.7%
30,600	Valmont Industries, Inc.	3,488,400
Containers & Packaging 6.4%
119,736	Avery Dennison Corp.	13,251,183
307,170	Crown Holdings, Inc.*	20,098,133
		33,349,316
Diversified Telecommunication Services 0.5%
284,100	Vonage Holdings Corp.*	2,735,883
Electrical Equipment 0.6%
371,881	Babcock & Wilcox Enterprises, Inc.*	799,544
311,002	Bloom Energy Corp. Class A*	2,497,346
		3,296,890
Electronic Equipment, Instruments & Components 4.0%
83,630	II-VI, Inc.*	3,974,934
180,631	Itron, Inc.*	11,636,249
73,894	OSI Systems, Inc.*	5,598,948
		21,210,131
Energy Equipment & Services 0.9%
77,200	Dril-Quip, Inc.*	2,346,108
476,396	Forum Energy Technologies, Inc.*	138,155
114,131	ION Geophysical Corp.*	269,349
167,300	Oil States International, Inc.*	709,352
219,800	Patterson-UTI Energy, Inc.	811,062
609,992	TETRA Technologies, Inc.*	201,297
		4,475,323
Food Products 2.8%
243,394	Hain Celestial Group, Inc.*	7,662,043
130,762	TreeHouse Foods, Inc.*	6,892,465
		14,554,508
Health Care Equipment & Supplies 3.7%
1,386,939	Accuray, Inc.*	2,912,572
182,900	AtriCure, Inc.*	8,744,449
117,300	Avanos Medical, Inc.*	3,408,738
317,800	OraSure Technologies, Inc.*	4,620,812
		19,686,571
Health Care Providers & Services 5.4%
278,850	Acadia Healthcare Co., Inc.*	7,977,899
199,200	MEDNAX, Inc.*	3,093,576
50,561	Molina Healthcare, Inc.*	9,395,245
392,600	Patterson Cos., Inc.	7,730,294
		28,197,014
Hotels, Restaurants & Leisure 1.0%
197,673	International Game Technology PLC	1,666,383
206,900	SeaWorld Entertainment, Inc.*	3,736,614
		5,402,997
Household Durables 1.1%
87,700	Tempur Sealy International, Inc.*	5,720,671
Independent Power and Renewable Electricity Producers 4.0%
1,810,635	Atlantic Power Corp.*	3,802,333
114,641	Ormat Technologies, Inc.	8,347,011
445,731	Vistra Energy Corp.	9,110,742
		21,260,086
IT Services 4.3%
1,056,600	Conduent, Inc.*	2,525,274
480,000	KBR, Inc.	11,256,000
757,299	Unisys Corp.*	8,602,917
		22,384,191
Life Sciences Tools & Services 7.8%
120,592	Charles River Laboratories International, Inc.*	21,665,559
1,343,437	Fluidigm Corp.*	5,857,385
229,639	Luminex Corp.	7,155,551
209,000	NanoString Technologies, Inc.*	6,380,770
		41,059,265
Machinery 1.9%
240,075	Enerpac Tool Group Corp.	4,297,343
243,391	Lydall, Inc.*	2,633,491
109,409	Twin Disc, Inc.*	600,655
372,300	Welbilt, Inc.*	2,263,584
		9,795,073

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Marine 0.0%(a)
25,682	Danaos Corp.*	$103,499
Media 1.7%
880,600	Criteo SA ADR*	9,026,150
Metals & Mining 0.5%
499,300	Cleveland-Cliffs, Inc.	2,606,346
Pharmaceuticals 1.3%
923,410	Amneal Pharmaceuticals, Inc.*	4,497,007
222,988	Intersect ENT, Inc.*	2,486,316
		6,983,323
Professional Services 2.5%
261,625	CoreLogic, Inc.	12,966,135
Road & Rail 1.2%
200,141	Avis Budget Group, Inc.*	4,309,036
56,404	Ryder System, Inc.	1,932,401
		6,241,437
Semiconductors & Semiconductor Equipment 7.9%
115,900	CEVA, Inc.*	3,995,073
103,949	Entegris, Inc.	6,224,466
57,000	Impinj, Inc.*	1,473,450
410,700	MACOM Technology Solutions Holdings, Inc.*	13,039,725
700,818	Rambus, Inc.*	10,890,712
493,010	Veeco Instruments, Inc.*	5,787,937
		41,411,363
Software 14.6%
272,727	Box, Inc. Class A*	5,449,085
1,181,934	Cloudera, Inc.*	12,114,823
794,416	FireEye, Inc.*	9,914,312
494,400	MobileIron, Inc.*	2,234,688
828,962	Nuance Communications, Inc.*	18,966,651
307,200	OneSpan, Inc.*	6,242,304
109,107	Talend SA ADR*	3,363,769
766,702	TiVo Corp.	4,669,215
294,061	Verint Systems, Inc.*	13,635,609
		76,590,456
Specialty Retail 1.6%
486,326	Chico's FAS, Inc.	656,540
69,600	Children's Place, Inc.	2,898,144
289,500	Express, Inc.*	567,420
1,662,467	Office Depot, Inc.	4,106,293
218,600	RTW Retailwinds, Inc.*	98,392
		8,326,789
Technology Hardware, Storage & Peripherals 1.6%
624,817	Diebold Nixdorf, Inc.*	2,992,873
298,035	Quantum Corp.*	1,072,926
243,618	Stratasys Ltd.*	4,351,018
		8,416,817
Total Common Stocks (Cost $467,390,161)		516,365,674

PRINCIPAL AMOUNT
Convertible Bonds 1.5%
Communications Equipment 1.5%
$ 9,304,000	Infinera Corp., 2.50%, due 3/1/2027(b) (Cost $9,304,000)	$8,075,977

NUMBER OF SHARES
Warrants 0.3%
IT Services 0.3%
453,947	Repay Pipe Expires 1/1/2025* (Cost $—)	1,316,446
Total Investments 100.2% (Cost $476,694,161)		525,758,097
Liabilities Less Other Assets (0.2)%		(944,188)
Net Assets 100.0%		$524,813,909

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2020, these securities amounted to $8,075,977, which represents 1.5% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$516,365,674	$—	$—	$516,365,674
Convertible Bonds(a)	—	8,075,977	—	8,075,977
Warrants(a)	1,316,446	—	—	1,316,446
Total Investments	$517,682,120	$8,075,977	$—	$525,758,097

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.1%
Aerospace & Defense 0.6%
62,620	Boeing Co.	$9,133,127
Airlines 0.9%
578,509	Delta Air Lines, Inc.	14,584,212
Automobiles 2.0%
693,152	General Motors Co.	17,938,774
164,830	Thor Industries, Inc.	14,208,346
		32,147,120
Banks 16.0%
1,822,041	Bank of America Corp.	43,947,629
995,212	Citigroup, Inc.	47,680,607
547,239	Comerica, Inc.	19,892,138
766,898	JPMorgan Chase & Co.	74,626,844
168,896	M&T Bank Corp.	17,845,551
168,470	PNC Financial Services Group, Inc.	19,212,319
508,064	Truist Financial Corp.	18,686,594
490,613	U.S. Bancorp	17,446,198
		259,337,880
Beverages 0.1%
23,043	Monster Beverage Corp. *	1,657,022
Capital Markets 1.6%
85,438	Goldman Sachs Group, Inc.	16,787,713
195,812	Morgan Stanley	8,654,890
		25,442,603
Chemicals 0.4%
27,806	Air Products & Chemicals, Inc.	6,719,320
Containers & Packaging 1.2%
176,813	Avery Dennison Corp.	19,567,895
Energy Equipment & Services 1.2%
1,051,897	Schlumberger Ltd.	19,428,537
Equity Real Estate Investment Trusts 3.4%
946,085	American Homes 4 Rent Class A	23,879,185
343,405	Prologis, Inc.	31,421,558
		55,300,743
Food Products 1.1%
349,423	Mondelez International, Inc. Class A	18,211,927
Health Care Equipment & Supplies 6.3%
173,158	Abbott Laboratories	16,436,157
188,622	Baxter International, Inc.	16,977,866
114,369	Becton, Dickinson & Co.	28,241,137
211,240	Medtronic PLC	20,824,039
156,372	Zimmer Biomet Holdings, Inc.	19,756,039
		102,235,238
Health Care Providers & Services 4.3%
34,599	AmerisourceBergen Corp.	3,298,669
118,159	Cardinal Health, Inc.	6,462,116
314,068	HCA Healthcare, Inc.	33,573,869

171,350	McKesson Corp.	27,188,104
		70,522,758
Hotels, Restaurants & Leisure 0.4%
75,486	Marriott International, Inc. Class A	6,680,511
Household Durables 1.1%
545,396	PulteGroup, Inc.	18,527,102
Household Products 1.3%
50,633	Clorox Co.	10,443,056
98,517	Procter & Gamble Co.	11,420,091
		21,863,147
Industrial Conglomerates 2.1%
5,265,352	General Electric Co.	34,593,363
Insurance 6.3%
394,162	American International Group, Inc.	11,848,510
7,853	Aon PLC Class A	1,546,648
156,660	Chubb Ltd.	19,103,121
804,254	Lincoln National Corp.	30,505,354
1,091,609	MetLife, Inc.	39,308,840
		102,312,473
Internet & Direct Marketing Retail 0.8%
78,260	Wayfair, Inc. Class A *(a)	13,425,503
Leisure Products 0.2%
33,754	Polaris Industries, Inc.	2,948,074
Life Sciences Tools & Services 0.5%
95,130	Agilent Technologies, Inc.	8,384,758
Machinery 6.3%
373,874	Caterpillar, Inc.	44,913,484
133,088	Illinois Tool Works, Inc.	22,952,356
195,803	Parker-Hannifin Corp.	35,238,666
		103,104,506
Metals & Mining 15.4%
550,095	Agnico Eagle Mines Ltd.	35,206,080
1,103,103	BHP Group Ltd. ADR (a)	51,956,151
248,868	Franco-Nevada Corp.	34,985,863
887,500	Freeport-McMoRan, Inc.	8,049,625
886,716	Newmont Corp.	51,846,285
374,032	Rio Tinto PLC ADR	20,167,805
1,339,142	Southern Copper Corp.	48,610,855
		250,822,664
Mortgage Real Estate Investment Trusts 0.4%
481,616	Starwood Property Trust, Inc.	6,386,228
Multi-Utilities 0.5%
434,209	CenterPoint Energy, Inc.	7,720,236
Oil, Gas & Consumable Fuels 9.6%
143,732	Chevron Corp.	13,180,225
217,197	ConocoPhillips	9,161,370
302,951	Devon Energy Corp.	3,274,900
430,569	EOG Resources, Inc.	21,946,102
522,749	Exxon Mobil Corp.	23,769,397
210,477	Hess Corp.	9,991,343
391,228	Phillips 66	30,617,503

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
228,170	Pioneer Natural Resources Co.	$20,900,372
4,148,496	WPX Energy, Inc. *	23,521,972
		156,363,184
Pharmaceuticals 5.2%
429,224	Johnson & Johnson	63,847,070
1,636,473	Teva Pharmaceutical Industries Ltd. ADR *	20,505,007
		84,352,077
Semiconductors & Semiconductor Equipment 2.0%
509,184	Intel Corp.	32,042,949
Specialty Retail 0.9%
101,899	Carvana Co. *	9,474,569
11,390	O'Reilly Automotive, Inc. *	4,752,364
		14,226,933
Tobacco 3.0%
673,011	Philip Morris International, Inc.	49,372,087
Total Common Stocks (Cost $1,486,023,924)		1,547,414,177
Short-Term Investments 5.5%
Investment Companies 5.5%
62,508,283	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(b)	62,508,283
26,724,696	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b)(c)	26,724,696
Total Short-Term Investments (Cost $89,232,979)		89,232,979
Total Investments 100.6% (Cost $1,575,256,903)		1,636,647,156
Liabilities Less Other Assets (0.6)%		(10,293,114)
Net Assets 100.0%		$1,626,354,042

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $26,440,363 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,335,982,416	82.1%
Australia	72,123,956	4.4%
Canada	70,191,943	4.3%
Peru	48,610,855	3.0%
Israel	20,505,007	1.3%
Short-Term Investments and Other Liabilities-Net	78,939,865	4.9%
	$1,626,354,042	100.0%

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,547,414,177	$—	$—	$1,547,414,177
Short-Term Investments	—	89,232,979	—	89,232,979
Total Investments	$1,547,414,177	$89,232,979	$—	$1,636,647,156

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 97.0%
Aerospace & Defense 3.9%
105,000	Axon Enterprise, Inc. *	$7,975,800
135,000	HEICO Corp.	13,602,600
112,500	L3Harris Technologies, Inc.	22,438,125
35,000	Teledyne Technologies, Inc. *	13,094,200
		57,110,725
Auto Components 0.6%
125,000	Aptiv PLC	9,418,750
Banks 1.1%
75,000	SVB Financial Group *	16,106,250
Beverages 0.8%
20,000	Boston Beer Co., Inc. Class A *	11,294,600
Biotechnology 3.8%
52,500	Ascendis Pharma A/S ADR *	7,638,225
175,000	Exact Sciences Corp. *	15,029,000
72,500	Global Blood Therapeutics, Inc. *	5,069,200
105,000	Incyte Corp. *	10,700,550
39,000	Neurocrine Biosciences, Inc. *	4,865,640
75,000	Seattle Genetics, Inc. *	11,790,750
		55,093,365
Capital Markets 3.3%
125,000	Cboe Global Markets, Inc.	13,307,500
150,000	Houlihan Lokey, Inc.	9,072,000
30,000	MarketAxess Holdings, Inc.	15,257,700
150,000	Raymond James Financial, Inc.	10,392,000
		48,029,200
Commercial Services & Supplies 3.2%
100,000	Cintas Corp.	24,796,000
225,000	Waste Connections, Inc.	21,159,000
		45,955,000
Communications Equipment 1.0%
102,500	Motorola Solutions, Inc.	13,871,325
Containers & Packaging 1.0%
200,000	Ball Corp.	14,252,000
Diversified Consumer Services 2.0%
162,000	Bright Horizons Family Solutions, Inc. *	18,124,560
170,000	Chegg, Inc. *	10,383,600
		28,508,160
Electrical Equipment 2.2%
225,000	AMETEK, Inc.	20,634,750
101,000	Generac Holdings, Inc. *	11,238,270
		31,873,020
Electronic Equipment, Instruments & Components 5.0%
162,500	Amphenol Corp. Class A	15,691,000
145,000	CDW Corp.	16,081,950
150,000	FLIR Systems, Inc.	6,930,000
180,000	Keysight Technologies, Inc. *	19,463,400
57,500	Zebra Technologies Corp. Class A *	15,025,900
		73,192,250
Entertainment 0.5%
60,000	Electronic Arts, Inc. *	7,372,800
Equity Real Estate Investment Trusts 0.6%
30,000	SBA Communications Corp.	9,423,900
Food & Staples Retailing 1.1%
437,500	BJ's Wholesale Club Holdings, Inc. *	15,750,000
Food Products 0.5%
130,000	Lamb Weston Holdings, Inc.	7,807,800
Health Care Equipment & Supplies 7.1%
100,000	Haemonetics Corp. *	10,968,000
135,000	Hill-Rom Holdings, Inc.	13,725,450
55,000	IDEXX Laboratories, Inc. *	16,988,400
105,000	Insulet Corp. *	19,799,850
50,000	Masimo Corp. *	12,009,500
85,000	Penumbra, Inc. *	14,655,700
42,500	Teleflex, Inc.	15,421,550
		103,568,450
Health Care Providers & Services 1.8%
200,000	Centene Corp. *	13,250,000
100,000	Encompass Health Corp.	7,325,000
45,000	Quest Diagnostics, Inc.	5,322,600
		25,897,600
Health Care Technology 2.7%
81,500	Teladoc Health, Inc. *	14,185,890
112,500	Veeva Systems, Inc. Class A *	24,622,875
		38,808,765
Hotels, Restaurants & Leisure 2.0%
10,000	Chipotle Mexican Grill, Inc. *	10,039,100
147,500	Planet Fitness, Inc. Class A *	9,532,925
48,000	Vail Resorts, Inc.	9,519,840
		29,091,865
Household Products 1.0%
200,000	Church & Dwight Co., Inc.	15,014,000
Industrial Conglomerates 1.8%
68,000	Roper Technologies, Inc.	26,778,400
Insurance 1.0%
65,000	Arthur J. Gallagher & Co.	6,128,200
75,000	Assurant, Inc.	7,693,500
		13,821,700
Interactive Media & Services 1.3%
70,000	IAC/InterActiveCorp *	18,925,900
IT Services 10.3%
100,000	Akamai Technologies, Inc. *	10,580,000
87,500	Booz Allen Hamilton Holding Corp.	6,979,000
80,000	EPAM Systems, Inc. *	18,451,200
165,000	Fiserv, Inc. *	17,617,050
120,000	Global Payments, Inc.	21,538,800
50,000	MongoDB, Inc. *(a)	11,605,500
102,500	Okta, Inc. *	20,046,950
175,000	Square, Inc. Class A *	14,189,000
92,500	Twilio, Inc. Class A *	18,278,000

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
45,000	Wix.com Ltd. *	$10,004,850
		149,290,350
Life Sciences Tools & Services 3.2%
575,000	Avantor, Inc. *	10,907,750
47,500	Bio-Rad Laboratories, Inc. Class A *	23,337,700
245,000	PPD, Inc. *	6,673,800
60,000	PRA Health Sciences, Inc. *	6,210,000
		47,129,250
Machinery 1.8%
130,000	IDEX Corp.	20,718,100
200,000	Rexnord Corp.	6,020,000
		26,738,100
Media 1.9%
600,000	Altice USA, Inc. Class A *	15,432,000
140,000	Nexstar Media Group, Inc. Class A	11,663,400
		27,095,400
Multiline Retail 0.5%
85,000	Ollie's Bargain Outlet Holdings, Inc. *	7,773,250
Pharmaceuticals 1.4%
150,000	Catalent, Inc. *	11,659,500
75,000	Horizon Therapeutics PLC *	3,804,750
35,000	Jazz Pharmaceuticals PLC *	4,176,200
		19,640,450
Professional Services 2.2%
450,000	Clarivate PLC *	10,300,500
32,500	CoStar Group, Inc. *	21,346,000
		31,646,500
Road & Rail 1.1%
95,000	Old Dominion Freight Line, Inc.	16,253,550
Semiconductors & Semiconductor Equipment 7.9%
460,000	Advanced Micro Devices, Inc. *	24,748,000
180,000	Entegris, Inc.	10,778,400
105,000	KLA Corp.	18,475,800
600,000	Marvell Technology Group Ltd.	19,572,000
120,000	Microchip Technology, Inc.	11,522,400
87,500	Monolithic Power Systems, Inc.	18,353,125
175,000	Teradyne, Inc.	11,728,500
		115,178,225
Software 11.2%
85,000	Alteryx, Inc. Class A *(a)	12,234,900
87,500	Atlassian Corp. PLC Class A *	16,213,750
37,500	Citrix Systems, Inc.	5,554,500
72,500	Coupa Software, Inc. *	16,494,475
135,000	Crowdstrike Holdings, Inc. Class A *	11,854,350
115,000	DocuSign, Inc. *	16,070,100
100,000	Everbridge, Inc. *	14,626,000
45,000	HubSpot, Inc. *(a)	8,997,300
90,000	Q2 Holdings, Inc. *(a)	7,435,800
75,000	RingCentral, Inc. Class A *	20,568,750
117,500	Splunk, Inc. *	21,836,200
32,500	Trade Desk, Inc. Class A *	10,125,700
		162,011,825
Specialty Retail 4.7%
110,000	Burlington Stores, Inc. *	23,063,700
75,000	CarMax, Inc. *	6,603,750
132,500	Five Below, Inc. *	13,866,125
41,000	O'Reilly Automotive, Inc. *	17,106,840
75,000	Ross Stores, Inc.	7,272,000
		67,912,415
Textiles, Apparel & Luxury Goods 0.5%
90,000	Columbia Sportswear Co. (a)	6,575,400
Trading Companies & Distributors 1.0%
102,500	United Rentals, Inc. *	14,236,225
Total Common Stocks (Cost $944,557,123)		1,408,446,765
Short-Term Investments 3.7%
Investment Companies 3.7%
43,794,389	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(b)	43,794,389
9,212,361	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b)(c)	9,212,361
Total Short-Term Investments (Cost $53,006,750)		53,006,750
Total Investments 100.7% (Cost $997,563,873)		1,461,453,515
Liabilities Less Other Assets (0.7)%		(10,123,183)
Net Assets 100.0%		$1,451,330,332

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $9,302,744 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2020.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) May 31, 2020

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,408,446,765	$—	$—	$1,408,446,765
Short-Term Investments	—	53,006,750	—	53,006,750
Total Investments	$1,408,446,765	$53,006,750	$—	$1,461,453,515

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 97.5%
Aerospace & Defense 5.4%
13,950	General Dynamics Corp.	$2,048,279
16,100	Hexcel Corp.	582,659
17,600	Spirit AeroSystems Holdings, Inc. Class A	381,392
		3,012,330
Auto Components 2.9%
21,200	Aptiv PLC	1,597,420
Banks 4.4%
56,900	BankUnited, Inc.	1,051,512
23,400	Comerica, Inc.	850,590
14,600	Truist Financial Corp.	536,988
		2,439,090
Beverages 2.7%
39,300	Molson Coors Brewing Co. Class B	1,491,828
Biotechnology 4.1%
19,200	Alexion Pharmaceuticals, Inc. *	2,302,080
Building Products 2.1%
36,600	Johnson Controls International PLC	1,149,606
Capital Markets 1.1%
10,200	State Street Corp.	621,792
Chemicals 3.0%
24,400	Ashland Global Holdings, Inc.	1,638,704
Commercial Services & Supplies 3.4%
114,900	Covanta Holding Corp.	1,034,100
58,000	KAR Auction Services, Inc.	832,300
		1,866,400
Communications Equipment 4.5%
35,600	Ciena Corp. *	1,967,256
4,000	Motorola Solutions, Inc.	541,320
		2,508,576
Construction & Engineering 1.4%
6,600	Valmont Industries, Inc.	752,400
Electric Utilities 4.6%
33,200	Evergy, Inc.	2,048,108
16,000	OGE Energy Corp.	501,120
		2,549,228
Electronic Equipment, Instruments & Components 1.6%
2,600	CDW Corp.	288,366
9,700	Itron, Inc. *	624,874
		913,240
Entertainment 2.5%
27,700	Lions Gate Entertainment Corp. Class A *	220,769
152,700	Lions Gate Entertainment Corp. Class B *	1,149,831
		1,370,600
Equity Real Estate Investment Trusts 1.0%
12,700	Regency Centers Corp.	543,433
Food & Staples Retailing 1.2%
18,900	BJ's Wholesale Club Holdings, Inc. *	680,400
Food Products 5.3%
27,100	Hain Celestial Group, Inc. *	853,108
39,900	TreeHouse Foods, Inc. *	2,103,129
		2,956,237
Health Care Equipment & Supplies 4.1%
18,000	Zimmer Biomet Holdings, Inc.	2,274,120
Health Care Providers & Services 1.2%
43,700	MEDNAX, Inc. *	678,661
Hotels, Restaurants & Leisure 5.6%
86,600	MGM Resorts International	1,487,788
51,100	Wyndham Destinations, Inc.	1,624,980
		3,112,768
Independent Power and Renewable Electricity Producers 3.2%
70,900	AES Corp.	885,541
44,600	Vistra Energy Corp.	911,624
		1,797,165
IT Services 3.4%
18,400	Amdocs Ltd.	1,145,584
188,300	Conduent, Inc. *	450,037
13,100	Perspecta, Inc.	290,427
		1,886,048
Machinery 0.5%
2,400	Stanley Black & Decker, Inc.	301,080
Mortgage Real Estate Investment Trusts 2.5%
105,500	Starwood Property Trust, Inc.	1,398,930
Multi-Utilities 0.9%
28,500	CenterPoint Energy, Inc.	506,730
Multiline Retail 1.1%
6,100	Dollar Tree, Inc. *	597,007
Oil, Gas & Consumable Fuels 6.2%
19,600	EOG Resources, Inc.	999,012
47,000	ONEOK, Inc.	1,724,430
34,100	Williams Cos., Inc.	696,663
		3,420,105
Semiconductors & Semiconductor Equipment 5.0%
8,700	NXP Semiconductors NV	836,070
16,400	Skyworks Solutions, Inc.	1,944,056
		2,780,126
Software 5.4%
85,100	Nuance Communications, Inc. *	1,947,088
48,200	Teradata Corp. *	1,031,962
		2,979,050
Specialty Retail 2.4%
205,100	Chico's FAS, Inc.	276,885
24,900	Children's Place, Inc.	1,036,836
		1,313,721

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Technology Hardware, Storage & Peripherals 2.3%
29,236	Western Digital Corp.	$1,297,201
Trading Companies & Distributors 2.5%
21,800	AerCap Holdings NV *	702,832
21,300	HD Supply Holdings, Inc. *	675,423
		1,378,255
Total Common Stocks (Cost $57,785,745)		54,114,331
Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	21,983
Short-Term Investments 2.6%
Investment Companies 2.6%
1,458,474	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(a) (Cost $1,458,474)	1,458,474
Total Investments 100.2% (Cost $59,244,219)		55,594,788
Liabilities Less Other Assets (0.2)%		(98,947)
Net Assets 100.0%		$55,495,841

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) May 31, 2020

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$54,114,331	$—	$—	$54,114,331
Warrants(a)	21,983	—	—	21,983
Short-Term Investments	—	1,458,474	—	1,458,474
Total Investments	$54,136,314	$1,458,474	$—	$55,594,788

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 100.0%
Aerospace & Defense 2.3%
1,000	Boeing Co.	$145,850
245,154	Raytheon Technologies Corp.	15,817,336
		15,963,186
Banks 3.1%
225,000	JPMorgan Chase & Co.	21,894,750
Capital Markets 6.2%
895,000	Brookfield Asset Management, Inc. Class A	28,067,200
280,000	Charles Schwab Corp.	10,054,800
51,000	Intercontinental Exchange, Inc.	4,959,750
		43,081,750
Chemicals 2.0%
23,000	Sherwin-Williams Co.	13,658,550
Communications Equipment 7.2%
540,000	Cisco Systems, Inc.	25,822,800
183,000	Motorola Solutions, Inc.	24,765,390
		50,588,190
Construction Materials 1.3%
135,000	Eagle Materials, Inc.	9,012,600
Containers & Packaging 3.9%
385,000	Ball Corp.	27,435,100
Diversified Financial Services 4.8%
180,000	Berkshire Hathaway, Inc. Class B *	33,404,400
Electrical Equipment 2.1%
67,000	Rockwell Automation, Inc.	14,482,720
Entertainment 2.5%
150,000	Activision Blizzard, Inc.	10,797,000
57,000	Walt Disney Co.	6,686,100
		17,483,100
Food & Staples Retailing 3.2%
195,000	BJ's Wholesale Club Holdings, Inc. *	7,020,000
800,000	US Foods Holding Corp. *	15,312,000
		22,332,000
Food Products 2.9%
155,000	Lamb Weston Holdings, Inc.	9,309,300
210,000	Mondelez International, Inc. Class A	10,945,200
		20,254,500
Health Care Equipment & Supplies 2.9%
200,000	Hill-Rom Holdings, Inc.	20,334,000
Health Care Providers & Services 4.3%
190,000	HCA Healthcare, Inc.	20,311,000
90,000	Universal Health Services, Inc. Class B	9,490,500
		29,801,500
Hotels, Restaurants & Leisure 5.2%
815,000	Aramark	21,100,350
40,000	Las Vegas Sands Corp.	$1,917,600
70,000	McDonald's Corp.	13,042,400
		36,060,350
Household Products 0.4%
13,000	WD-40 Co.	2,494,050
Insurance 3.2%
135,000	Chubb Ltd.	16,461,900
75,000	Progressive Corp.	5,826,000
		22,287,900
Interactive Media & Services 4.9%
24,000	Alphabet, Inc. Class C *	34,294,080
Internet & Direct Marketing Retail 2.9%
8,300	Amazon.com, Inc. *	20,271,671
IT Services 3.3%
150,000	PayPal Holdings, Inc. *	23,251,500
Machinery 5.0%
220,000	Allison Transmission Holdings, Inc.	8,298,400
34,000	Nordson Corp.	6,403,900
160,000	Stanley Black & Decker, Inc.	20,072,000
		34,774,300
Media 5.4%
3,500	Cable One, Inc.	6,604,115
500,000	Comcast Corp. Class A	19,800,000
400,000	Fox Corp. Class A	11,668,000
		38,072,115
Pharmaceuticals 2.4%
445,000	Pfizer, Inc.	16,994,550
Road & Rail 3.1%
300,000	CSX Corp.	21,474,000
Software 5.6%
214,000	Microsoft Corp.	39,215,500
Specialty Retail 2.5%
136,000	Lowe's Cos., Inc.	17,727,600
Technology Hardware, Storage & Peripherals 5.0%
110,000	Apple, Inc.	34,973,400
Textiles, Apparel & Luxury Goods 2.4%
170,000	NIKE, Inc. Class B	16,758,600
Total Common Stocks (Cost $444,868,538)		698,375,962
Short-Term Investments 0.2%
Investment Companies 0.2%
1,443,361	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(a) (Cost $1,443,361)	1,443,361
Total Investments 100.2% (Cost $446,311,899)		699,819,323
Liabilities Less Other Assets (0.2)%		(1,214,571)
Net Assets 100.0%		$698,604,752

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$698,375,962	$—	$—	$698,375,962
Short-Term Investments	—	1,443,361	—	1,443,361
Total Investments	$698,375,962	$1,443,361	$—	$699,819,323

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.6%
Apartments 10.4%
283,835	Apartment Investment & Management Co. Class A	$10,464,996
105,722	Camden Property Trust	9,680,964
345,719	Equity Residential	20,936,743
73,324	Essex Property Trust, Inc.	17,800,867
		58,883,570
Data Centers 13.9%
217,501	CyrusOne, Inc.	16,169,024
157,977	Digital Realty Trust, Inc.	22,679,178
56,626	Equinix, Inc.	39,503,997
		78,352,199
Free Standing 2.9%
279,926	Four Corners Property Trust, Inc.	6,052,000
173,398	National Retail Properties, Inc.	5,442,963
176,329	Spirit Realty Capital, Inc.	5,013,034
		16,507,997
Health Care 7.3%
391,193	Healthcare Trust of America, Inc. Class A	10,354,879
515,120	Healthpeak Properties, Inc.	12,692,557
209,886	Omega Healthcare Investors, Inc.	6,535,850
225,601	Welltower, Inc.	11,431,202
		41,014,488
Industrial 9.8%
424,893	Duke Realty Corp.	14,650,311
362,707	Prologis, Inc.	33,187,690
189,305	Rexford Industrial Realty, Inc.	7,534,339
		55,372,340
Infrastructure 23.0%
205,610	American Tower Corp.	53,082,334
274,690	Crown Castle International Corp.	47,290,630
93,725	SBA Communications Corp.	29,441,834
		129,814,798
Manufactured Homes 5.1%
246,804	Equity LifeStyle Properties, Inc.	15,375,889
99,657	Sun Communities, Inc.	13,671,944
		29,047,833
Office 3.9%
57,862	Boston Properties, Inc.	4,974,975
371,559	Douglas Emmett, Inc.	10,908,972
166,246	Highwoods Properties, Inc.	6,362,235
		22,246,182
Real Estate Management & Development 1.4%
262,067	Brookfield Asset Management, Inc. Class A	8,218,421
Regional Malls 1.6%
159,091	Simon Property Group, Inc.	9,179,551
Self Storage 6.3%
103,613	Extra Space Storage, Inc.	10,024,558
126,456	Public Storage	25,637,689
		35,662,247
Shopping Centers 3.0%
692,121	Kimco Realty Corp.	7,689,464
211,688	Regency Centers Corp.	9,058,130
		16,747,594
Single Family Homes 4.9%
652,963	American Homes 4 Rent Class A	16,480,786
417,100	Invitation Homes, Inc.	10,969,730
		27,450,516
Timber 2.1%
593,690	Weyerhaeuser Co.	11,986,601
Total Common Stocks (Cost $521,153,030)		540,484,337
Short-Term Investments 3.6%
Investment Companies 3.6%
20,135,690	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(a) (Cost $20,135,690)	20,135,690
Total Investments 99.2% (Cost $541,288,720)		560,620,027
Other Assets Less Liabilities 0.8%		4,647,728
Net Assets 100.0%		$565,267,755

(a)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$540,484,337	$—	$—	$540,484,337
Short-Term Investments	—	20,135,690	—	20,135,690
Total Investments	$540,484,337	$20,135,690	$—	$560,620,027

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Value Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 95.3%
Aerospace & Defense 2.3%
35,000	Axon Enterprise, Inc. *	$2,658,600
35,000	Mercury Systems, Inc. *	3,127,250
		5,785,850
Auto Components 0.9%
31,000	Dorman Products, Inc. *	2,167,520
Banks 1.9%
65,000	Pinnacle Financial Partners, Inc.	2,590,250
250,000	Valley National Bancorp	1,995,000
		4,585,250
Beverages 1.4%
6,000	Boston Beer Co., Inc. Class A *	3,388,380
Biotechnology 12.4%
53,000	ACADIA Pharmaceuticals, Inc. *	2,633,040
42,500	Aimmune Therapeutics, Inc. *(a)	705,925
150,000	Alder Biopharmaceuticals, Inc. *(b)	187,500
220,000	Amicus Therapeutics, Inc. *	2,744,500
60,000	Arena Pharmaceuticals, Inc. *	3,586,200
16,500	Ascendis Pharma A/S ADR *	2,400,585
75,000	Avrobio, Inc. *	1,516,500
45,000	Fate Therapeutics, Inc. *(a)	1,459,350
50,000	Global Blood Therapeutics, Inc. *(a)	3,496,000
70,000	Halozyme Therapeutics, Inc. *	1,698,900
50,000	Iovance Biotherapeutics, Inc. *	1,604,500
25,000	Krystal Biotech, Inc. *	1,285,250
40,000	Momenta Pharmaceuticals, Inc. *	1,259,200
60,000	PTC Therapeutics, Inc. *	3,042,600
20,000	Ultragenyx Pharmaceutical, Inc. *(a)	1,369,200
70,000	Veracyte, Inc. *	1,745,800
		30,735,050
Building Products 3.5%
140,000	Builders FirstSource, Inc. *	2,913,400
52,000	Gibraltar Industries, Inc. *	2,288,520
28,000	Trex Co., Inc. *	3,363,360
		8,565,280
Capital Markets 0.8%
32,500	Houlihan Lokey, Inc.	1,965,600
Commercial Services & Supplies 3.7%
68,000	Casella Waste Systems, Inc. Class A *	3,464,600
65,000	Heritage-Crystal Clean, Inc. *	1,102,400
22,000	MSA Safety, Inc.	2,616,680
24,000	Tetra Tech, Inc.	1,893,600
		9,077,280
Containers & Packaging 1.0%
180,000	Graphic Packaging Holding Co.	2,604,600
Diversified Consumer Services 2.3%
17,000	Bright Horizons Family Solutions, Inc. *	1,901,960
64,000	Chegg, Inc. *	3,909,120
		5,811,080
Diversified Telecommunication Services 1.2%
27,000	Bandwidth, Inc. Class A *	2,992,950
Electrical Equipment 1.4%
31,000	Generac Holdings, Inc. *	3,449,370
Food & Staples Retailing 2.1%
68,000	BJ's Wholesale Club Holdings, Inc. *	2,448,000
100,000	Performance Food Group Co. *	2,665,000
		5,113,000
Food Products 0.8%
25,000	Freshpet, Inc. *	1,929,500
Health Care Equipment & Supplies 8.8%
42,500	Axonics Modulation Technologies, Inc. *(a)	1,558,475
16,000	CONMED Corp.	1,174,560
17,500	Haemonetics Corp. *	1,919,400
13,000	ICU Medical, Inc. *	2,595,060
23,000	iRhythm Technologies, Inc. *	2,859,130
32,000	Merit Medical Systems, Inc. *	1,439,680
10,000	Mesa Laboratories, Inc. (a)	2,642,500
21,000	Novocure Ltd. *	1,416,030
47,500	NuVasive, Inc. *	2,878,500
177,000	Oxford Immunotec Global PLC *	2,168,250
15,000	Tandem Diabetes Care, Inc. *	1,247,250
		21,898,835
Health Care Providers & Services 2.6%
10,000	Amedisys, Inc. *	1,920,500
24,000	Guardant Health, Inc. *	2,169,360
215,000	R1 RCM, Inc. *	2,281,150
		6,371,010
Health Care Technology 2.7%
57,300	HMS Holdings Corp. *	1,790,052
25,000	Inspire Medical Systems, Inc. *	2,038,500
16,500	Teladoc Health, Inc. *	2,871,990
		6,700,542
Hotels, Restaurants & Leisure 4.6%
102,000	Boyd Gaming Corp.	2,180,760
25,000	Churchill Downs, Inc.	3,316,750
19,000	Marriott Vacations Worldwide Corp.	1,706,770
26,000	Planet Fitness, Inc. Class A *	1,680,380
30,000	Texas Roadhouse, Inc.	1,555,500
8,000	Wingstop, Inc.	975,600
		11,415,760
Household Durables 1.9%
15,000	Helen of Troy Ltd. *	2,728,800
81,000	Skyline Champion Corp. *	2,012,040
		4,740,840
Insurance 1.6%
12,500	eHealth, Inc. *	1,630,250

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
20,000	Primerica, Inc.	$2,272,800
		3,903,050
Interactive Media & Services 1.4%
66,000	EverQuote, Inc. Class A *	3,558,720
IT Services 0.7%
35,000	WNS Holdings Ltd. ADR *	1,691,900
Life Sciences Tools & Services 1.9%
82,000	NeoGenomics, Inc. *	2,188,580
20,000	Repligen Corp. *	2,619,400
		4,807,980
Machinery 3.6%
30,000	ESCO Technologies, Inc.	2,478,300
128,000	Evoqua Water Technologies Corp. *	2,407,680
65,000	Meritor, Inc. *	1,324,700
92,000	Rexnord Corp.	2,769,200
		8,979,880
Marine 0.5%
25,000	Kirby Corp. *	1,282,000
Media 2.1%
50,000	Cardlytics, Inc. *(a)	3,404,500
22,500	Nexstar Media Group, Inc. Class A	1,874,475
		5,278,975
Multiline Retail 0.6%
15,000	Ollie's Bargain Outlet Holdings, Inc. *	1,371,750
Pharmaceuticals 3.6%
16,500	Axsome Therapeutics, Inc. *	1,270,170
75,000	Collegium Pharmaceutical, Inc. *	1,653,750
80,000	Horizon Therapeutics PLC *	4,058,400
12,500	Reata Pharmaceuticals, Inc. Class A *	1,816,500
		8,798,820
Professional Services 1.7%
75,000	Clarivate PLC *	1,716,750
33,000	Exponent, Inc.	2,449,920
		4,166,670
Road & Rail 0.8%
18,000	Landstar System, Inc.	2,092,680
Semiconductors & Semiconductor Equipment 5.8%
67,000	Enphase Energy, Inc. *	3,898,730
31,000	Entegris, Inc.	1,856,280
50,000	Impinj, Inc. *(a)	1,292,500
26,000	Inphi Corp. *	3,267,420
96,000	Lattice Semiconductor Corp. *	2,387,520
8,000	Monolithic Power Systems, Inc.	1,678,000
		14,380,450
Software 12.9%
22,500	Alteryx, Inc. Class A *(a)	3,238,650
31,500	Avalara, Inc. *	3,372,390
79,300	Descartes Systems Group, Inc. *	3,773,887
32,000	Everbridge, Inc. *(a)	4,680,320
29,000	Five9, Inc. *	3,021,800
22,900	Globant SA *(a)	3,210,809
80,000	LivePerson, Inc. *	2,996,000
69,000	Model N, Inc. *	2,216,280
28,000	Q2 Holdings, Inc. *(a)	2,313,360
54,000	Smartsheet, Inc. Class A *	3,113,640
		31,937,136
Specialty Retail 1.8%
20,000	Five Below, Inc. *	2,093,000
19,000	Lithia Motors, Inc. Class A	2,291,210
		4,384,210
Total Common Stocks (Cost $203,042,461)		235,931,918
Short-Term Investments 11.7%
Investment Companies 11.7%
12,631,859	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.13%(c)	12,631,859
16,306,526	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c)(d)	16,306,526
Total Short-Term Investments (Cost $28,938,385)		28,938,385
Total Investments 107.0% (Cost $231,980,846)		264,870,303
Liabilities Less Other Assets (7.0)%		(17,435,358)
Net Assets 100.0%		$247,434,945

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2020. Total value of all such securities at May 31, 2020 amounted to $16,304,429 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of May 31, 2020.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Biotechnology	$30,547,550	$—	$187,500	$30,735,050
Other Common Stocks(a)	205,196,868	—	—	205,196,868
Total Common Stocks	235,744,418	—	187,500	235,931,918
Short-Term Investments	—	28,938,385	—	28,938,385
Total Investments	$235,744,418	$28,938,385	$187,500	$264,870,303

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2020
Investments in Securities: (000’s omitted)
Common Stocks(c)
Biotechnology	$—	$—	$—	$56	$132	$—	$—	$—	$188	$56
Total	$—	$—	$—	$56	$132	$—	$—	$—	$188	$56

(c)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) May 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 99.0%
Auto Components 2.0%
414,506	Aptiv PLC	$31,233,027
Banks 5.0%
502,658	JPMorgan Chase & Co.	48,913,650
784,833	U.S. Bancorp	27,908,661
		76,822,311
Biotechnology 2.0%
50,237	Regeneron Pharmaceuticals, Inc. *	30,785,736
Capital Markets 2.1%
333,902	Intercontinental Exchange, Inc.	32,471,969
Communications Equipment 2.1%
137,234	Arista Networks, Inc. *	32,038,650
Electric Utilities 0.3%
49,358	Eversource Energy	4,131,265
Electrical Equipment 3.3%
495,788	Vestas Wind Systems A/S	50,637,628
Electronic Equipment, Instruments & Components 3.3%
192,072	Zebra Technologies Corp. Class A *	50,192,255
Equity Real Estate Investment Trusts 1.2%
903,306	Weyerhaeuser Co.	18,237,748
Health Care Equipment & Supplies 8.4%
174,929	Becton, Dickinson & Co.	43,195,218
296,907	Danaher Corp.	49,467,675
367,841	Medtronic PLC	36,261,766
		128,924,659
Health Care Providers & Services 6.2%
383,402	AmerisourceBergen Corp.	36,553,546
291,737	Cigna Corp.	57,565,545
		94,119,091
Hotels, Restaurants & Leisure 3.4%
1,930,603	Compass Group PLC	28,301,457
298,667	Starbucks Corp.	23,293,039
		51,594,496
Household Products 1.4%
301,249	Colgate-Palmolive Co.	21,789,340
Insurance 3.0%
596,332	Progressive Corp.	46,323,070
Interactive Media & Services 4.1%
43,440	Alphabet, Inc. Class A *	62,272,109
Internet & Direct Marketing Retail 1.1%
9,946	Booking Holdings, Inc. *	16,305,671
IT Services 7.3%
156,095	Accenture PLC Class A	31,471,874
524,080	Cognizant Technology Solutions Corp. Class A	27,776,240
171,812	MasterCard, Inc. Class A	51,696,513
		110,944,627
Machinery 3.5%
296,122	Otis Worldwide Corp.	15,590,823
297,901	Stanley Black & Decker, Inc.	37,371,681
		52,962,504
Materials 2.1%
53,438	Sherwin-Williams Co.	31,734,156
Media 5.4%
1,396,721	Comcast Corp. Class A	55,310,152
1,268,456	Discovery, Inc. Class A *	27,588,918
		82,899,070
Multi-Utilities 2.0%
2,662,380	National Grid PLC	30,632,165
Personal Products 2.9%
867,729	Unilever NV	44,705,398
Pharmaceuticals 3.3%
144,614	Roche Holding AG	50,198,628
Road & Rail 2.1%
446,399	CSX Corp.	31,953,240
Semiconductors & Semiconductor Equipment 4.1%
532,492	Texas Instruments, Inc.	63,228,100
Software 7.8%
126,003	Intuit, Inc.	36,581,191
445,828	Microsoft Corp.	81,697,981
		118,279,172
Specialty Chemicals 1.8%
505,870	Novozymes A/S B Shares	27,630,476
Specialty Retail 2.6%
288,866	Advance Auto Parts, Inc.	40,244,811
Trading Companies & Distributors 5.2%
308,176	United Rentals, Inc. *	42,802,565
117,304	W.W. Grainger, Inc.	36,319,664
		79,122,229
Total Common Stocks (Cost $1,041,009,118)		1,512,413,601
Short-Term Investments 0.9%

PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Carver Federal Savings Bank, 0.25%, due 6/23/2020	100,000
250,000	Self Help Credit Union, 0.25%, due 8/16/2020	250,000
250,000	Self Help Federal Credit Union, 0.25%, due 6/16/2020	250,000
		600,000

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Investment Companies 0.9%
12,948,898	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%(b)	$12,948,898
Total Short-Term Investments (Cost $13,548,898)		13,548,898
Total Investments 99.9% (Cost $1,054,558,016)		1,525,962,499
Other Assets Less Liabilities 0.1%		1,044,549
Net Assets 100.0%		$1,527,007,048

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

	Investments at	Percentage of
Country	Value	Net Assets
United States	$1,280,307,849	83.8%
United Kingdom	103,639,020	6.8%
Denmark	78,268,104	5.1%
Switzerland	50,198,628	3.3%
Short-Term Investments and Other Assets-Net	14,593,447	1.0%
	$1,527,007,048	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$50,637,628	$—	$50,637,628
Hotels, Restaurants & Leisure	23,293,039	28,301,457	—	51,594,496
Multi-Utilities	—	30,632,165	—	30,632,165
Pharmaceuticals	—	50,198,628	—	50,198,628
Specialty Chemicals	—	27,630,476		27,630,476
Other Common Stocks(a)	1,301,720,208	—	—	1,301,720,208
Total Common Stocks	1,325,013,247	187,400,354	—	1,512,413,601
Short-Term Investments	—	13,548,898	—	13,548,898
Total Investments	$1,325,013,247	$200,949,252	$—	$1,525,962,499

(a)	The Schedule of Investments provides information on the industry categorization as well as a Positions by Country summary.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

May 31, 2020

Notes to Schedule of Investments Equity Funds (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman Integrated Large Cap Fund (formerly, Neuberger Berman Global Equity Fund), Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks and units, warrants, rights, exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Equity Funds (Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Equity Funds (Unaudited) (cont’d)

Other matters—Coronavirus: The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact operating performance at the Funds’ portfolio companies.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.